UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

▶ Prime Obligations Portfolio

▶ Money Market Portfolio

▶ Treasury Obligations Portfolio

▶ Treasury Instruments Portfolio

▶ Federal Portfolio

▶ Tax-Exempt Diversified Portfolio

▶ Tax-Exempt California Portfolio

▶ Tax-Exempt New York Portfolio

ANNUAL REPORT
December 31, 2007

Goldman Sachs Trust Institutional Liquid Assets Portfolios

TABLE OF CONTENTS

Letter to Shareholders	1
Schedule of Investments	5
Financial Statements	38
Notes to Financial Statements	46
Financial Highlights	56
Report of Independent Registered Public Accounting Firm	64
Other Information	65

Letter to Shareholders

Dear Shareholders:
We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (“ILA”) Portfolios during the one-year reporting period that ended December 31, 2007.
The Economy in Review
Economic data were mixed in 2007. We witnessed a stable economy in the first half of 2007, with growth slowing down in the second half of the year. This was driven by continued weakness in the housing market, a drop in consumer confidence and signs of deterioration in the labor market. The credit markets continued to experience unprecedented lack of liquidity in the market place as problems in the subprime mortgage market extended into other asset classes. Consequently, investors flocked to safe investments such as money market funds. The financial market had much to contend with, including massive write-downs from financial institutions due to subprime-related issues, rating downgrades of subprime collateralized debt obligations, higher oil prices, elevated London Interbank Offered Rate (“LIBOR”) rates and continued depreciation of the U.S. dollar.
Money Market Review
The Federal Reserve Open Market Committee (the “FOMC”) kept rates unchanged for most of 2007. Easing began in September with a 50 basis point cut in the federal funds rate. The FOMC cut the federal funds rate a total of 100 basis points to end the year at 4.25%. Given the state of current financial conditions, the housing market, the pullback in consumer spending and a deteriorating labor market, Goldman, Sachs & Co. economists believe the U.S. economy is either in a recession or headed into one soon.
After the reporting period ended, the FOMC continued to ease monetary policy. In a surprise move on January 22, 2008, the FOMC cut the target federal funds rate between meetings by 0.75% to 3.50%. The FOMC again lowered the target federal funds rate during its regularly scheduled meeting on January 30, 2008, bringing it to 3.00%. The FOMC has now lowered the target federal funds rate a total of 2.25% since September 2007. In its statement accompanying the January 30th meeting, the FOMC stated: “Today’s policy action, combined with those taken earlier, should help to promote moderate growth over time and to mitigate the risks to economic activity. However, downside risks to growth remain. The Committee will continue to assess the effects of financial and other developments on economic prospects and will act in a timely manner as needed to address those risks.”
Strategy
Taxable— The duration of the ILA taxable portfolios remained largely in line with the overall money market securities environment for much of 2007. We focused primarily on purchasing short dated commercial paper for the portfolios for the majority of the year, especially during the second half of 2007 as the liquidity crunch continued. We purchased securities on the longer end of the money market yield curve throughout the period as a hedge to continued FOMC easing. Conditions in the markets started to stabilize toward mid-December, as the Federal Reserve announced a move to address the liquidity issues by introducing a Term Auction Facility, which expanded its discount window operations.
Tax Exempt— The duration of the ILA tax-exempt portfolios remained largely in line with the overall money market securities environment for much of 2007 and focused predominantly on the shorter end of the yield curve. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. In conjunction with the taxable portfolios, we witnessed volatility during the

Letter to Shareholders
(continued)

second half of the year as the LIBOR rate rose (the interest rate that banks charge each other for loans). As the risks to further FOMC easing of monetary policy increased, we purchased fixed rate paper in the three-month to one-year sector, which enabled us to add duration.
Summary of ILA Portfolios Institutional
Units/ Shares*
as of December 31, 2007

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Current	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Prime Obligations	4.69%	4.80%	4.63%	34

Money Market	4.68	4.79	4.64	34

Treasury Obligations	3.00	3.04	3.34	16

Treasury Instruments	2.63	2.67	3.26	28

Federal	4.22	4.31	4.26	45

Tax-Exempt Diversified	2.99	3.04	2.91	37

Tax-Exempt California	2.93	2.97	2.85	32

Tax-Exempt New York	2.96	3.00	2.91	40

*	ILA offers three separate classes of units (ILA Units, ILA Administration Units, ILA Service Units) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration Units pay 0.15% plus 0.10% from the Adviser for a total of 0.25% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% plus 0.10% from the Adviser for a total of 0.50% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50%, a distribution (12b-1) fee of up to 0.50%, plus 0.30% from the adviser for a total of up to 1.30% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios.
An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per unit, it is possible to lose money by investing in a money market portfolio.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolios.

Sector Allocations†
Taxable Portfolios

As of December 31, 2007

	Prime	Money	Treasury	Treasury
Security Type (Percentage of Net Assets)	Obligations	Market	Obligations	Instruments	Federal

Bank Notes	0.6%	—	—	—	—

Certificates of Deposit	3.1	—	—	—	—

Certificates of Deposit — Eurodollar	—	0.4%	—	—	—

Certificates of Deposit — Yankeedollar	—	12.8	—	—	—

Commercial Paper & Corporate Obligations	53.1	38.2

Master Demand Notes	0.7	1.1	—	—	—

Medium-Term Note	0.1	—

Repurchase Agreements	21.7	24.4	73.4%	—	—

U.S. Government Agency Obligations	1.9	1.1	—	—	99.7%

U.S. Treasury Obligations	—	—	26.5	100.0%	—

Variable Rate Obligations	18.7	21.6	—	—	—

As of December 31, 2006

	Prime	Money	Treasury	Treasury
Security Type (Percentage of Net Assets)	Obligations	Market	Obligations	Instruments	Federal

Bank Notes	0.5%	—	—	—	—

Certificates of Deposit	1.5	—	—	—	—

Certificates of Deposit — Eurodollar	—	3.0%	—	—	—

Certificates of Deposit — Yankeedollar	—	9.5	—	—	—

Commercial Paper & Corporate Obligations	57.3	46.6

Master Demand Notes	3.1	0.9	—	—	—

Medium-Term Note	0.7	1.4

Repurchase Agreements	14.9	14.9	100.1%	—	—

U.S. Government Agency Obligations	0.4	1.3	—	—	99.6%

U.S. Treasury Obligations	—	—	—	100.4%	—

Variable Rate Obligations	21.5	22.0	—	—	—

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above tables may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†
Tax-Exempt Portfolios

As of December 31, 2007

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type (Percentage of Net Assets)	Diversified	California	New York

Commercial Paper	11.6%	12.2%	13.5%

General Obligation Bonds	0.8	—	2.9

Put Bonds	2.2	3.0	2.1

Revenue Anticipation Notes	1.6	1.8	—

Revenue Bonds	0.3	—	6.0

Tax Anticipation Notes	5.3	—	1.6

Tax and Revenue Anticipation Notes	1.9	7.1	3.4

Variable Rate Obligations	79.3	75.9	70.6

As of December 31, 2006

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type (Percentage of Net Assets)	Diversified	California	New York

Commercial Paper	6.5%	9.3%	9.0%

General Obligation Bonds	1.4	—	0.5

Put Bonds	0.4	—	—

Revenue Bonds	0.7	0.9	1.7

Tax and Revenue Anticipation Notes	3.2	3.8	4.3

Variable Rate Obligations	86.5	85.4	84.9

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above tables may not sum to 100% due to the exclusion of other assets and liabilities.
In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.
Goldman Sachs Money Market Management Team
January 30, 2008
The Portfolios did not have any direct exposure to collateralized debt obligations or mortgage-backed securities during the fiscal year. While the Portfolios did own some structured investment vehicles (“SIVs”) during the reporting period, these securities did not negatively affect the performance of the Portfolios. During the year, we allowed our SIV holdings to mature and, as of December 31, 2007, the Portfolios did not hold any SIVs.

Schedule of Investments

ILA Prime Obligations Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note—0.6%
Bank of America Corp.
$5,000,000	5.250%	05/02/08	$5,000,000

Commercial Paper and Corporate Obligations—53.1%
Amstel Funding Corp.
$10,000,000	5.850%	03/11/08	$9,886,250
Amsterdam Funding Corp.
10,000,000	5.250	02/12/08	9,938,750
Aspen Funding Corp.
5,000,000	4.950	02/15/08	4,969,063
Atlantic Asset Securitization Corp.
5,000,000	5.080	01/17/08	4,988,711
5,000,000	4.920	02/12/08	4,971,300
Atlantis One Funding Corp.
10,000,000	5.200	01/03/08	9,997,111
4,019,000	5.200	01/28/08	4,003,326
BA Credit Card Trust (Emerald)
5,000,000	5.300	01/09/08	4,994,111
5,000,000	5.850	03/18/08	4,937,438
Bank of America Corp.
5,000,000	5.162	01/28/08	4,980,643
5,000,000	4.581	03/24/08	4,947,191
Cancara Asset Securitization Ltd.
15,000,000	5.220	01/14/08	14,971,725
Chariot Funding LLC
5,000,000	5.450	02/20/08	4,962,153
Ciesco LLC
15,000,000	5.110	01/22/08	14,955,287
3,000,000	5.470	02/15/08	2,979,488
Citibank Credit Card Issuance Trust (Dakota Corp.)
10,000,000	6.200	01/15/08	9,975,889
5,000,000	5.290	01/23/08	4,983,836
Citigroup Funding, Inc.
5,000,000	4.940	02/15/08	4,969,125
5,000,000	5.290	02/22/08	4,961,794
5,000,000	4.750	02/25/08	4,963,715
5,000,000	5.350	03/13/08	4,946,500
5,000,000	5.350	03/14/08	4,945,757
Clipper Receivables Co. LLC
8,000,000	5.350	02/20/08	7,940,556
Concord Minutemen Capital Co. LLC
5,758,000	5.210	01/09/08	5,751,334
Curzon Funding LLC
5,000,000	5.070	01/22/08	4,985,212
Falcon Asset Securitization Corp.
10,000,000	5.200	03/07/08	9,904,667
Fountain Square Commercial Funding Corp.
5,000,000	5.850	03/11/08	4,943,125
General Electric Capital Corp.
10,000,000	4.650	01/25/08	9,969,000
10,000,000	4.610	03/24/08	9,893,714
Grampian Funding LLC
5,000,000	4.970	03/20/08	4,945,468
10,000,000	5.125	04/07/08	9,861,910
JPMorgan Chase & Co.
10,000,000	4.955	02/15/08	9,938,062
5,000,000	4.535	03/27/08	4,945,832
20,000,000	4.973	04/01/08	19,748,612
Jupiter Securitization Corp.
10,000,000	5.600	01/14/08	9,979,778
5,000,000	5.200	03/07/08	4,952,333
Kitty Hawk Funding Corp.
10,000,000	5.450	01/25/08	9,963,667
5,000,000	5.000	03/07/08	4,954,167
Lexington Parker Capital Co. LLC
10,000,000	5.210	01/09/08	9,988,422
Morgan Stanley & Co.
5,000,000	5.440	03/11/08	4,947,111
5,000,000	5.006	03/20/08	4,945,073
Nieuw Amsterdam Receivables Corp.
5,132,000	5.100	03/27/08	5,069,475
Park Avenue Receivables Co. LLC
10,000,000	5.270	02/21/08	9,925,342
Ranger Funding Co. LLC
10,000,000	5.000	03/07/08	9,908,333
5,000,000	5.080	03/18/08	4,945,672
Sheffield Receivables Corp.
10,000,000	5.800	01/10/08	9,985,500
Ticonderoga Master Funding LLC
10,000,000	5.250	02/08/08	9,944,583
Tulip Funding Corp.
20,000,000	5.800	01/16/08	19,951,667
7,000,000	4.800	02/06/08	6,966,400
Variable Funding Capital Corp.
5,000,000	5.400	02/20/08	4,962,500
5,000,000	4.700	04/14/08	4,932,111
Yorktown Capital LLC
5,000,000	5.550	03/07/08	4,949,125
5,000,000	5.180	03/19/08	4,943,883

Total Commercial Paper and Corporate Obligations			$395,271,797

Certificates of Deposit—3.1%
Bank of America Corp.
$3,000,000	5.280%	01/10/08	$3,000,000
State Street Bank & Trust
5,000,000	5.600	02/05/08	5,000,000
5,000,000	5.560	03/05/08	5,000,000
Wachovia Bank NA
10,000,000	4.870	05/30/08	10,000,000

Total Certificates of Deposit			$23,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Prime Obligations Portfolio (continued)
December 31, 2007

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Master Demand Note—0.7%
Bank of America Securities LLC
$5,000,000	4.600%		01/31/08	$5,000,000

Medium-Term Note—0.1%
Lehman Brothers Holdings, Inc.
$1,000,000	7.000%		02/01/08	$1,001,350

U.S. Government Agency Obligations—1.9%
Federal Home Loan Bank
$10,000,000	4.668	%(a)	02/19/08	$10,000,000
4,000,000	4.280		03/24/08	3,960,529

Total U.S. Government Agency Obligations				$13,960,529

Variable Rate Obligations(a)—18.7%
AIG Matched Funding Corp.
$10,000,000	4.320%		01/09/08	$10,000,000
Allstate Life Global Funding II
10,000,000	5.208		01/11/08	10,000,000
Fifth Third Bank
5,775,000	5.176		01/04/08	5,774,813
General Electric Capital Corp.
10,000,000	4.916		01/24/08	10,000,000
Lehman Brothers Holdings, Inc.
4,000,000	4.620		01/02/08	4,000,998
MassMutual Global Funding II LLC
5,000,000	5.364		01/03/08	5,000,000
Merrill Lynch & Co., Inc.
10,000,000	5.316		01/04/08	10,000,000
MetLife, Inc.(b)
10,000,000	5.105		02/22/08	10,000,000
Morgan Stanley & Co.
5,000,000	4.570		01/02/08	5,000,000
5,000,000	5.350		01/03/08	5,000,000
4,000,000	5.334		01/18/08	4,000,279
National City Bank
8,000,000	5.285		01/02/08	8,002,361
5,000,000	5.300		01/07/08	4,999,645
SunTrust Bank
5,000,000	5.180		01/22/08	5,000,550
Union Hamilton Reinsurance Co. LLC
5,000,000	5.291		03/17/08	5,000,000
US Bank NA
5,500,000	5.185		01/02/08	5,499,879
Wachovia Asset Securitization, Inc.(b)
20,192,162	5.015		01/25/08	20,192,162
Wells Fargo & Co.
2,050,000	5.293		01/10/08	2,050,343
10,000,000	5.076		01/18/08	10,000,000

Total Variable Rate Obligations				$139,521,030

Total Investments Before Repurchase Agreement				$582,754,706

Repurchase Agreement(c)—21.7%
Joint Repurchase Agreement Account II
$161,300,000	4.749%		01/02/08	$161,300,000
Maturity Value: $161,342,556

Total Investments—99.9%				$744,054,706

Other Assets in Excess of Liabilities—0.1%				498,046

Net Assets—100.0%				$744,552,752

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the London Interbank Offered Rate, Federal Funds Rate or Prime Rate. Interest rate disclosed is that which is in effect at December 31, 2007.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $30,192,162 or approximately 4.1% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Account II appears on page 37.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Money Market Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—38.2%
Amstel Funding Corp.
$5,000,000	5.000%	01/22/08	$4,985,417
5,000,000	5.850	03/11/08	4,943,125
Amsterdam Funding Corp.
5,000,000	5.200	01/04/08	4,997,833
5,000,000	5.250	02/12/08	4,969,375
Aspen Funding Corp.
5,000,000	4.950	02/15/08	4,969,063
Atlantic Asset Securitization Corp.
5,000,000	5.080	01/17/08	4,988,711
Atlantis One Funding Corp.
5,016,000	5.200	01/03/08	5,014,551
BA Credit Card Trust (Emerald)
5,000,000	5.300	01/09/08	4,994,111
Cafco LLC
4,000,000	5.850	03/05/08	3,958,400
Chariot Funding LLC
3,000,000	5.450	02/20/08	2,977,292
Charta LLC
5,000,000	5.280	03/12/08	4,947,933
Ciesco LLC
2,000,000	5.470	02/15/08	1,986,325
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	6.200	01/15/08	4,987,945
5,000,000	5.250	01/18/08	4,987,604
Clipper Receivables Co. LLC
5,000,000	5.350	02/20/08	4,962,847
Falcon Asset Securitization Corp.
5,000,000	5.500	01/22/08	4,983,959
Grampian Funding LLC
2,000,000	4.970	03/20/08	1,978,187
3,000,000	5.125	04/07/08	2,958,573
JPMorgan Chase & Co.
5,000,000	4.955	02/15/08	4,969,031
Jupiter Securitization Corp.
5,000,000	5.600	01/14/08	4,989,889
KBC Group NV
5,000,000	5.330	03/13/08	4,946,700
Kitty Hawk Funding Corp.
5,000,000	5.450	01/25/08	4,981,833
5,000,000	4.900	02/13/08	4,970,736
Morgan Stanley & Co.
2,000,000	5.006	03/20/08	1,978,029
Nieuw Amsterdam Receivables Corp.
5,000,000	5.100	03/27/08	4,939,083
Park Avenue Receivables Co. LLC
5,000,000	5.270	02/21/08	4,962,671
10,000,000	5.200	03/07/08	9,904,667
Sheffield Receivables Corp.
5,000,000	5.800	01/10/08	4,992,750
Thames Asset Global Securitisation, Inc.
5,000,000	5.210	01/07/08	4,995,658
3,000,000	5.215	01/10/08	2,996,089
Ticonderoga Funding LLC
5,000,000	5.250	02/08/08	4,972,292
Tulip Funding Corp.
10,000,000	5.800	01/16/08	9,975,833
5,000,000	4.800	02/06/08	4,976,000
Unicredito Italiano Bank (Ireland) PLC
10,000,000	4.655	04/28/08	9,847,420
Yorktown Capital LLC
5,000,000	5.180	03/19/08	4,943,883

Total Commercial Paper and Corporate Obligations			$172,933,815

Certificates of Deposit-Yankeedollar—12.8%
Barclays Bank PLC
$3,000,000	5.510%	03/11/08	$3,000,000
Calyon
5,000,000	4.650	04/30/08	5,000,000
Credit Suisse First Boston, Inc.
2,000,000	5.300	04/17/08	2,000,000
3,000,000	5.310	05/22/08	3,000,000
5,000,000	4.900	06/04/08	5,000,000
DePfa Bank PLC
10,000,000	5.050	01/24/08	10,000,000
HBOS Treasury Services PLC
5,000,000	5.130	04/07/08	5,000,000
Landesbank Baden-Wuerttemberg
3,000,000	5.505	02/19/08	3,000,020
Norinchukin Bank NY
5,000,000	5.370	01/11/08	5,000,000
Royal Bank of Scotland PLC
4,000,000	4.905	06/10/08	4,000,087
Toronto-Dominion Bank
5,000,000	4.860	06/20/08	5,000,116
UBS AG
5,000,000	5.560	03/03/08	5,000,000
3,000,000	5.440	03/14/08	3,000,000

Total Certificates of Deposit-Yankeedollar			$58,000,223

Certificate of Deposit-Eurodollar—0.4%
Societe Generale
$2,000,000	4.805%	06/24/08	$2,000,047

Master Demand Note—1.1%
Bank of America Securities LLC
$5,000,000	4.600%	01/31/08	$5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Money Market Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligation(a)—1.1%
Federal Home Loan Bank
$5,000,000	4.668%	02/19/08	$5,000,000

Variable Rate Obligations(a)—21.6%
Australia and New Zealand Banking Group Ltd.
$4,000,000	4.885%	01/24/08	$4,000,000
Bank of Ireland
20,000,000	4.959	01/22/08	20,000,000
Barclays Bank PLC
6,000,000	4.989	01/16/08	5,999,800
Commonwealth Bank of Australia
2,000,000	4.885	01/24/08	2,000,000
HSBC Finance Corp.
7,000,000	5.388	01/09/08	6,999,090
Merrill Lynch & Co., Inc.
10,000,000	5.316	01/04/08	10,000,000
New York Life Insurance Co.(b)
5,000,000	4.890	03/14/08	5,000,000
Royal Bank of Scotland Group PLC
10,000,000	4.810	01/28/08	9,999,311
Skandinaviska Enskilda Banken AB
10,000,000	5.243	01/09/08	10,000,000
Societe Generale
15,000,000	5.225	01/02/08	15,000,000
Svenska Handelsbanken AB
4,000,000	5.174	01/13/08	4,000,000
Union Hamilton Reinsurance Co.
5,000,000	5.291	03/17/08	5,000,000

Total Variable Rate Obligations			$97,998,201

Total Investments Before Repurchase Agreement			$340,932,286

Repurchase Agreement(c)—24.4%
Joint Repurchase Agreement Account II
$110,500,000	4.749%	01/02/08	$110,500,000
Maturity Value: $110,529,154

Total Investments—99.6%			$451,432,286

Other Assets in Excess of Liabilities—0.4%			1,771,456

Net Assets—100.0%			$453,203,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the London Interbank Offered Rate or the Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2007.
(b)	This security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At December 31, 2007, this security amounted to $5,000,000 or approximately 1.1% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Account II appears on page 37.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Obligations Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—26.5%
United States Treasury Bills
$77,000,000	2.900%	01/03/08	$76,987,594
15,000,000	3.250	06/19/08	14,769,792
10,000,000	3.280	06/19/08	9,845,111
United States Treasury Notes
119,064,003	3.625	01/15/08	119,394,124
5,000,000	5.000	07/31/08	5,015,401

Total Investments Before Repurchase Agreements			$226,012,022

Repurchase Agreements(a)—73.4%
Deutsche Bank Securities, Inc.
$45,000,000	3.400%	01/02/08	$45,000,000
Maturity Value: $45,068,000
Settlement Date: 12/17/07
45,000,000	3.500	01/02/08	45,000,000
Maturity Value: $45,083,125
Settlement Date: 12/14/07
50,000,000	3.500	01/03/08	50,000,000
Maturity Value: $50,106,944
Settlement Date: 12/12/07
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $140,000,000, are collateralized by U.S. Treasury Bill, 0.000%, due 04/03/08 and U.S. Treasury Note, 4.125%, due 05/15/15 The aggregate market value of the collateral, including accrued interest, was $142,800,968
Joint Repurchase Agreement Account I
343,100,000	1.476	01/02/08	343,100,000
Maturity Value: $343,128,134
Lehman Brothers Holdings, Inc.
45,000,000	3.000	01/07/08	45,000,000
Maturity Value: $45,090,000
Settlement Date: 12/14/07
Collateralized by U.S. Treasury STRIPS, 6.125% to 6.250%, due 11/15/27 to 05/15/30 The aggregate market value of the collateral, including accrued interest, was $45,912,824
Merrill Lynch & Co., Inc.
25,000,000	4.280	01/28/08	25,000,000
Maturity Value: $25,279,389
Settlement Date: 10/26/07
Collateralized by U.S. Treasury Note, 5.000%, due 07/31/08 The market value of the collateral, including accrued interest, was $25,501,657
Morgan Stanley & Co., Inc.
45,000,000	3.250	01/02/08	45,000,000
Maturity Value: $45,077,188
Settlement Date: 12/14/07
Collateralized by U.S. Treasury STRIPS, 0.000%, due 08/15/16 to 08/15/17 The aggregate market value of the collateral, including accrued interest, was $45,900,354
UBS Securities LLC
7,500,000	5.220	01/11/08	7,500,000
Maturity Value: $7,895,850
Settlement Date: 01/12/07
Collateralized by U.S. Treasury Notes, 4.875% to 6.000%, due 08/15/09 to 08/15/16 The aggregate market value of the collateral, including accrued interest, was $7,653,226
20,000,000	4.400	06/30/08	20,000,000
Maturity Value: $20,660,000
Settlement Date: 10/04/07
Collateralized by U.S. Treasury Note, 12.500%, due 08/15/14 The market value of the collateral, including accrued interest, was $20,402,087

Total Repurchase Agreements			$625,600,000

Total Investments—99.9%			$851,612,022

Other Assets in Excess of Liabilities—0.1%			1,184,512

Net Assets—100.0%			$852,796,534

The percentage shown for each investment category reflects the value of investments as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Account I appears on page 36.
Interest rates represent the annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviation:

STRIPS	—	Separate Trading of Registered Interest and Principal Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Instruments Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.0%
United States Treasury Bills(a)
$5,800,000	2.650%	01/03/08	$5,799,146
3,000,000	2.950	01/03/08	2,999,508
10,800,000	3.097	01/03/08	10,798,141
2,900,000	2.200	01/10/08	2,898,405
1,600,000	2.560	01/10/08	1,598,976
28,500,000	2.635	01/10/08	28,481,226
5,900,000	2.650	01/10/08	5,896,091
36,000,000	2.870	01/10/08	35,974,170
15,500,000	2.887	01/10/08	15,488,811
16,200,000	2.300	01/17/08	16,183,440
4,100,000	2.750	01/24/08	4,092,797
5,000,000	2.820	01/24/08	4,990,992
5,000,000	2.830	01/24/08	4,990,960
5,000,000	2.835	01/24/08	4,990,944
11,500,000	2.850	01/24/08	11,479,060
10,500,000	3.000	01/24/08	10,479,875
10,000,000	3.270	01/31/08	9,972,750
12,000,000	3.890	01/31/08	11,961,100
3,000,000	3.895	01/31/08	2,990,262
5,000,000	3.920	01/31/08	4,983,667
11,000,000	3.685	02/07/08	10,958,339
12,000,000	3.100	03/06/08	11,932,833
2,500,000	2.940	03/20/08	2,483,871
25,500,000	2.990	03/20/08	25,332,685
10,000,000	2.995	03/20/08	9,934,276
United States Treasury Note
46,153,951	3.625	01/15/08	46,282,921

Total Investments—100.0%			$303,975,246

Other Assets in Excess of Liabilities—0.0%			116,147

Net Assets—100.0%			$304,091,393

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent the annualized yield on date of purchase.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Federal Portfolio
December 31, 2007

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.7%
Federal Farm Credit Bank
$35,000,000	4.180%		01/02/08	$34,995,936
42,000,000	4.200	(a)	01/02/08	41,994,185
82,000,000	4.210	(a)	01/02/08	81,990,230
29,000,000	4.230	(a)	01/02/08	28,998,824
25,000,000	4.240	(a)	01/02/08	24,997,355
25,000,000	5.085	(a)	01/02/08	24,999,980
15,000,000	5.095	(a)	01/02/08	14,998,792
15,000,000	4.170		01/03/08	14,996,525
20,000,000	4.170		01/04/08	19,993,050
15,000,000	5.069	(a)	01/13/08	14,998,259
10,000,000	4.170		01/17/08	9,981,467
25,000,000	4.888	(a)	01/17/08	24,995,726
9,000,000	4.170		01/18/08	8,982,277
50,000,000	4.210		01/24/08	49,865,514
80,000,000	4.756	(a)	01/24/08	79,983,713
25,000,000	4.170		01/25/08	24,930,500
10,946,000	4.725	(a)	01/26/08	10,945,235
25,000,000	4.170		01/28/08	24,921,812
20,000,000	4.170		01/29/08	19,935,133
20,000,000	4.170		01/30/08	19,932,817
10,000,000	4.250		01/30/08	9,965,764
20,000,000	5.085	(a)	02/01/08	19,996,439
5,000,000	4.240		02/12/08	4,975,267
8,000,000	5.024	(a)	03/30/08	7,999,055
Federal Home Loan Bank
9,000,000	4.220	(a)	01/02/08	8,997,508
1,200,000	4.260		01/04/08	1,199,574
12,000,000	5.093	(a)	01/10/08	11,996,424
100,000	4.310		01/16/08	99,820
12,000,000	4.570		01/16/08	11,977,150
2,000,000	4.580		01/16/08	1,996,183
10,000,000	4.660		01/16/08	9,980,583
45,000,000	5.049	(a)	01/16/08	44,993,669
10,000,000	4.450		01/18/08	9,978,986
20,000,000	4.480		01/18/08	19,957,689
3,800,000	4.550		01/18/08	3,791,835
10,000,000	4.730		01/22/08	9,972,408
5,500,000	5.125		01/22/08	5,499,500
40,000,000	4.390		01/23/08	39,892,689
25,000,000	4.455		01/23/08	24,931,937
1,500,000	5.040		01/23/08	1,495,380
30,000,000	4.340		01/25/08	29,913,200
37,000,000	4.360		01/25/08	36,892,453
15,000,000	5.025		01/25/08	14,949,750
32,000,000	4.335		01/30/08	31,888,253
5,000,000	4.345		01/30/08	4,982,499
31,300,000	4.340		02/01/08	31,183,025
25,000,000	4.350		02/01/08	24,906,354
12,000,000	4.625		02/01/08	11,998,906
15,200,000	4.335		02/06/08	15,134,108
100,000,000	4.767	(a)	02/11/08	100,000,000
8,650,000	5.125		02/12/08	8,648,264
5,000,000	4.305		02/13/08	4,974,290
29,600,000	4.310		02/15/08	29,440,530
$40,000,000	4.340%		02/15/08	$39,783,000
15,000,000	4.775	(a)	02/17/08	15,006,262
50,000,000	4.785	(a)	02/18/08	50,000,000
5,500,000	4.320		02/22/08	5,465,680
55,000,000	4.875	(a)	02/22/08	55,039,568
100,000,000	5.118	(a)	02/22/08	100,000,000
34,000,000	4.300		02/27/08	33,768,517
90,000,000	4.873	(a)	02/28/08	89,980,538
45,711,000	4.290		02/29/08	45,389,614
29,000,000	4.293		02/29/08	28,795,963
2,100,000	4.875		03/05/08	2,098,527
45,000,000	5.011	(a)	03/05/08	45,045,953
50,000,000	4.185		03/07/08	49,616,375
4,000,000	4.000		03/10/08	3,990,898
50,000,000	4.911	(a)	03/10/08	50,000,000
50,000,000	4.140		03/12/08	49,591,750
125,000,000	4.170		03/14/08	123,943,021
19,000,000	4.750		03/14/08	19,006,502
15,000,000	4.796	(a)	03/18/08	14,996,141
37,000,000	4.806	(a)	03/18/08	36,997,455
80,000,000	4.781	(a)	03/19/08	79,993,373
32,000,000	4.791	(a)	03/19/08	31,993,345
35,000,000	4.766	(a)	03/20/08	34,997,403
50,000,000	4.290		03/26/08	49,493,542
12,800,000	4.600		04/11/08	12,779,050
13,320,000	4.480		04/18/08	13,312,660
8,000,000	4.160		05/16/08	7,874,276
20,000,000	5.125		05/21/08	19,990,652
3,600,000	5.125		05/23/08	3,598,388

Total Investments—99.7%				$2,284,595,275

Other Assets in Excess of Liabilities—0.3%				6,326,873

Net Assets—100.0%				$2,290,922,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at December 31, 2007.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—3.3%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
$2,200,000	3.750%	01/02/08	$2,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
2,400,000	3.750	01/02/08	2,400,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	3.750	01/02/08	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	3.750	01/02/08	6,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	3.480	01/03/08	4,600,000
Montgomery IDB VRDN PCRB Refunding for General Electric Co. Project Series 2005 (A-1+/VMIG1)
1,200,000	3.670	01/02/08	1,200,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
2,800,000	3.750	01/02/08	2,800,000

			$29,900,000

Alaska(a)—0.2%
Alaska State Housing Finance Corp. Eclipse Funding Trust VRDN RB for Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)
$2,000,000	3.650%	09/18/08	$2,000,000

Arizona—0.9%
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/MIG1)
$1,500,000	4.500%	07/30/08	$1,507,198
Phoenix Civic Improvement Corp. VRDN RB Excise Tax Putters Series 2006-1374 (MBIA) (JP Morgan Chase & Co. SPA) (A-1+)(b)
700,000	3.500	01/03/08	700,000
Phoenix Civic Improvement Corp. VRDN RB ROCS RR II R-11190 (MBIA) (Citibank N.A. SPA) (A-1+)(b)
3,635,000	3.500	01/03/08	3,635,000
Phoenix GO VRDN MERLOTs Series 2007-H05 (Wachovia Bank N.A. SPA) (A-1+)(b)
260,000	3.500	01/02/08	260,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(b)
1,500,000	3.500	01/03/08	1,500,000

			$7,602,198

California—1.0%
California State GO CP Series 2007 (Bayerische Landesbank, Dexia Credit Local, California Public Employees Retirement System, California State Teachers Retirement, DePfa Bank PLC, Landesbank Hessen-Thueringen, Royal Bank of Canada, Calyon, and Wells Fargo Bank SPA) (A1/P1)
$1,000,000	3.100%	02/06/08	$1,000,000
California State RANS Series 2007 (SP-1+/MIG1)
8,000,000	4.000	06/30/08	8,024,472

			$9,024,472

Colorado—2.1%
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(b)
$2,605,000	3.480%	01/03/08	$2,605,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1031 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
740,000	3.600	01/03/08	740,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1039 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
1,425,000	3.600	01/03/08	1,425,000
Colorado Springs Utilities Improvement VRDN RB Series 2006 B (Bayerische Landesbank SPA) (A-1/VMIG1)(c)
8,000,000	3.420	01/03/08	8,000,000
Colorado State General Fund RANS Series 2007 A (SP-1+/MIG1)
6,025,000	4.250	06/27/08	6,040,113

			$18,810,113

Connecticut—0.2%
Connecticut State GO Bonds Series 2007 D (Aa3/AA)
$1,000,000	4.000%	12/01/08	$1,009,116
Yale University CP Series 2007 S2 (A1+/VMIG1)
1,000,000	3.000	02/06/08	1,000,000

			$2,009,116

Delaware—0.8%
Delaware Transportation Authority Transit System Revenue Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)(b)
$4,391,000	3.500%	01/03/08	$4,391,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
1,500,000	3.400	01/02/08	1,500,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1+)
1,500,000	3.730	01/02/08	1,500,000

			$7,391,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

District of Columbia—0.3%
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. SPA) (A-1+/P-1)
$2,800,000	3.500%	02/07/08	$2,800,000

Florida—6.7%
Broward County School District TANS Series 2007 (MIG1)
$5,000,000	4.000%	09/30/08	$5,021,718
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
3,800,000	2.750	03/07/08	3,800,000
500,000	3.050	03/13/08	500,000
Florida Municipal Power Agency CP Series 1995 A (A1+/P1)
1,000,000	3.030	02/04/08	1,000,000
1,120,000	2.800	02/12/08	1,120,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
Florida State Board of Education GO VRDN MERLOTs Series 2007-D64 (Wachovia Bank N.A. SPA) (A-1+) (b)
1,000,000	3.500	01/02/08	1,000,000
Florida State Board of Education GO VRDN ROCS RR II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
2,000,000	3.500	01/03/08	2,000,000
Florida State Board of Education GO VRDN ROCS RR II R-7063 Series 2007 (Citigroup Global Markets) (A-1+)(b)(c)
2,115,000	3.500	01/03/08	2,115,000
Florida State Board of Education Lottery RB Series 2007 B (MBIA) (A1)(c)
305,000	5.000	07/01/08	307,605
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1053 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(b)
720,000	3.600	01/03/08	720,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1002L (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
4,350,000	3.600	01/03/08	4,350,000
Florida State Department of Environmental Protection Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1025 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
1,400,000	3.600	01/03/08	1,400,000
Florida State DOT GO Bonds Right of Way Series 2003 A (Aa1/AAA)
500,000	5.000	07/01/08	503,218
Gainesville Utilities System VRDN RB Series 2005 C (SunTrust Bank SPA) (A-1+/VMIG1)
3,000,000	3.700	01/02/08	3,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (A1+/VMIG1)
1,300,000	3.550	01/10/08	1,300,000
2,000,000	3.580	01/10/08	2,000,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA)(A-1+/VMIG1)
800,000	3.200	02/06/08	800,000
3,000,000	2.700	03/06/08	3,000,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project Series 2001 (Wachovia Bank N.A. LOC) (A-1+)
1,225,000	3.700	01/02/08	1,225,000
Miami-Dade County Educational Facilities Authority VRDN RB Floaters Series 2007-2055 (AMBAC) (Wells Fargo & Co. SPA) (F1+)(b)
2,540,000	3.490	01/03/08	2,540,000
Miami-Dade County School District TANS Series 2007 (MIG1)
9,000,000	4.000	10/03/08	9,039,375
Orange County School District TANS Series 2007 (MIG1)
4,000,000	4.000	09/30/08	4,017,321
Palm Beach County School District CP (Bank of America N.A. LOC)(A-1+/P-1)
1,200,000	3.750	02/14/08	1,200,000
500,000	3.550	03/13/08	500,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
3,000,000	3.450	03/05/08	3,000,000
Tallahassee Energy Systems VRDN RB Eagle Series 2007-0111 A (MBIA) (Banco Bilbao Vizcaya SPA) (A-1+)(b)
3,000,000	3.490	01/03/08	3,000,000
University of Miami Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1020 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
120,000	3.600	01/03/08	120,000

			$59,579,237

Georgia—3.0%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
$2,120,000	3.790%	01/02/08	$2,120,000
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/VMIG1)(b)
1,000,000	3.440	01/03/08	1,000,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley SPA) (A-1+)(b)
3,430,000	3.500	01/03/08	3,430,000
Gainesville & Hall County Hospital Authority VRDN RB RANS Georgia Health Project Series 2007 E (MBIA) (Landesbank Baden-Wurrttemberg SPA) (A-1)(c)
2,500,000	3.470	01/02/08	2,500,000
Georgia State GO Bonds Series 2002 D (A1+/P1)
1,545,000	5.250	08/01/08	1,558,912

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Georgia State GO Bonds Series 2007 G (A1+/P1)
$1,000,000	5.000%	12/01/08	$1,016,605
Georgia State GO VRDN Putters Series 2006-1420 (JPMorgan Chase & Co.) (A-1+)(b)
2,150,000	3.500	01/03/08	2,150,000
Georgia State Road & Tollway CP Series 2007 A (State Street Corp.) (F1+)
600,000	3.180	04/01/08	600,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(b)
2,000,000	3.510	01/03/08	2,000,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A1+/P1)
600,000	3.050	08/12/08	600,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,000,000	3.410	01/02/08	1,000,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
495,000	3.480	01/04/08	495,000
2,000,000	3.550	01/08/08	2,000,000
655,000	3.270	01/14/08	655,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 B RMKT 04/11/97 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
2,350,000	3.330	01/02/08	2,350,000
Putnam County Development Authority VRDN PCRB Georgia Power Co. Plant Branch Project Series 1998 (A-1)
1,400,000	3.740	01/02/08	1,400,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	3.790	01/02/08	1,300,000
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1019 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(b)
280,000	3.600	01/03/08	280,000

			$26,455,517

Hawaii—0.4%
Honolulu GO CP Series H (Westdeutsche Landesbank SPA) (A-1/P-1)
$3,800,000	3.730%	02/06/08	$3,800,000

Idaho—0.3%
Idaho State GO TANS Series 2007 (SP-1+/MIG1)
$2,900,000	4.500%	06/30/08	$2,911,217

Illinois—4.8%
Chicago Board of Education GO VRDN ROCS RR II R-3075 Series 2007 (FSA) (Citigroup Global Markets SPA) (A-1+)(b)
$1,300,000	3.510%	01/03/08	$1,300,000
Chicago Board of Education GO VRDN Series 2000 B (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,500,000	3.480	01/03/08	1,500,000
Chicago GO VRDN ROCS RR II R-10275 Series 2007 (FGIC) (Dexia Credit Local SPA) (A-1+)(b)
4,000,000	3.540	01/03/08	4,000,000
Chicago Metropolitan Water Reclamation District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-29 (Bank of America N.A. SPA) (VMIG1)(b)
2,600,000	3.490	01/03/08	2,600,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(b)
1,500,000	3.480	01/03/08	1,500,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
2,000,000	3.500	01/03/08	2,000,000
City of Chicago GO VRDN ROCS RR II R-12217 Series 2007 (FSA) (Bayerische Landesbank SPA) (A-1) (b)
1,800,000	3.560	01/03/08	1,800,000
Cook County GO VRDN ROCS RR II R-11193 Series 2007 (MBIA) (Citibank N.A. SPA) (A-1+)(b)
3,170,000	3.500	01/03/08	3,170,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (Bank of America N.A. SPA) (VMIG1)(b)
4,000,000	3.490	01/03/08	4,000,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(b)
2,850,000	3.500	01/03/08	2,850,000
Illinois Health Facilities Authority VDRN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,000,000	3.750	01/02/08	1,000,000
Illinois Health System Evanston Hospital CP Series 1987 E (A1+)
1,600,000	3.430	01/17/08	1,600,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
630,000	3.500	01/02/08	630,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(b)
6,945,000	3.700	01/03/08	6,945,000
Illinois State GO VRDN ROCS RR-II-R 2164 Series 2004 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(b)
5,290,000	3.510	01/03/08	5,290,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(b)
1,880,000	3.500	01/03/08	1,880,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA) (VMIG1)(b)
$1,000,000	3.480%	01/03/08	$1,000,000

			$43,065,000

Indiana—1.0%
Indiana Ascension Health & Educational Facilities Financing Authority VRDN RB Floaters Series 2007-2138 (Morgan Stanley Municipal Products) (F1+)(b)
$3,000,000	3.500%	01/03/08	$3,000,000
Indiana Toll Road Commission VRDN RB MERLOTs Series A-104 (Bank of New York N.A. SPA) (A-1+)(b)
3,175,000	3.500	01/02/08	3,175,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
800,000	3.500	01/03/08	800,000
Indiana Transportation Finance Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-34 (MBIA) (Landesbank Hessen-Theuringen SPA) (A-1)(b)
1,675,000	3.500	01/03/08	1,675,000
Indianapolis Local Industrial Public Improvement Bond Bank Recourse Notes Series 2007-F (SP-1+)
450,000	4.000	01/12/09	453,812

			$9,103,812

Iowa—0.2%
Iowa State TRANS Series 2007 (SP-1+/MIG1)
$2,000,000	4.000%	06/30/08	$2,007,292

Kansas—0.7%
Kansas State DOT Highway VRDN RB Series 2000 B-1 (Kansas State) (A-1+/VMIG1)
$1,000,000	3.630%	01/02/08	$1,000,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (Bank of America N.A. SPA) (F1+)(b)
5,000,000	3.490	01/03/08	5,000,000

			$6,000,000

Kentucky—0.4%
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006-A (Societe Generale SPA) (A-1+/VMIG1)
$2,600,000	3.750%	01/02/08	$2,600,000
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
1,300,000	3.800	03/13/08	1,300,000

			$3,900,000

Maryland—1.1%
Johns Hopkins University Health System CP Series 2004 C (SunTrust Bank SPA) (A1+/P1)
$1,500,000	3.450%	02/12/08	$1,500,000
Johns Hopkins University Health System CP Series 2007 B (A1+/P1)
350,000	3.200	04/03/08	350,000
Johns Hopkins University Health System CP Series 2007 B (Wachovia Bank N.A. SPA) (A1/P1)
1,500,000	3.250	02/05/08	1,500,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A1+/P1)
1,000,000	3.280	04/08/08	1,000,000
500,000	2.780	05/08/08	500,000
Prince Georges County GO VRDN MERLOTs Series 2007-H06 (Wachovia Bank N.A. SPA) (A-1+)(b)
690,000	3.500	01/02/08	690,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1030 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(b)
1,975,000	3.600	01/03/08	1,975,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1072 (Merrill Lynch Capital Services SPA) (F1+)(b)
1,240,000	3.600	01/03/08	1,240,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (Aa2/AA)
780,000	5.000	04/01/08	782,459

			$9,537,459

Massachusetts—2.5%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2007-1825 (JPMorgan Chase Bank SPA) (A-1+)(b)
$5,680,000	3.480%	01/03/08	$5,680,000
Massachusetts Bay Transportation Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-30 (Landesbank Hessen-Thueringen SPA) (A-1)(b)
7,000,000	3.480	01/03/08	7,000,000
Massachusetts State CP Series 2007 G (BNP Paribas SPA) (A1+/P1)
2,000,000	3.330	03/10/08	2,000,000
Massachusetts State GO VRDN Floaters Series 2002-716D (MBIA-IBC) (Morgan Stanley) (A-1+)(b)
3,000,000	3.490	01/03/08	3,000,000
Massachusetts State Health Harvard University Lehman Municipal Trust Receipts VRDN RB Floaters Series 2006-06-P87 Reg. D (Lehman Brothers) (A-1/VMIG1)(b)
800,000	3.490	01/02/08	800,000
Massachusetts State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4302 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
2,320,000	3.540	01/03/08	2,320,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts Water Resources Authority CP Series 2007-S94 (Bayerische Landesbank LOC) (A1+/P1)
$1,600,000	2.850%	02/05/08	$1,600,000

			$22,400,000

Michigan—2.9%
Detroit School District ABN AMRO Munitops Trust GO VRDN Non-AMT Trust Series 2002-29 (FGIC) (Bank of America N.A. SPA) (VMIG1)(b)
$1,000,000	3.490%	01/03/08	$1,000,000
Detroit Water Supply Systems VRDN RB Putters Series 2007-2145 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(b)
1,000,000	3.500	01/03/08	1,000,000
Detroit Water Supply Systems VRDN RB Second Lien Series 2006 B (FSA) (DePfa Bank PLC SPA) (A-1/VMIG1)
2,000,000	3.450	01/03/08	2,000,000
Michigan Municipal Bond Authority VRDN RB ROCS RR II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(b)
1,500,000	3.500	01/03/08	1,500,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
3,000,000	3.500	01/03/08	3,000,000
Michigan State GO Notes 2007 A (DePfa Bank PLC LOC) (SP-1+/MIG1)
14,100,000	4.000	09/30/08	14,209,806
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
900,000	3.450	01/02/08	900,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
630,000	3.460	01/02/08	630,000
Michigan State University VRDN RB Series 2002 A (DePfa Bank PLC SPA) (A-1/VMIG1)
1,325,000	3.500	01/02/08	1,325,000

			$25,564,806

Minnesota—1.1%
Minneapolis & St. Paul Municipal Securities Trust Certificates VRDN RB Series 2007-292 (AMBAC) (Bear Stearns Capital Markets) (A-1)(b)
$3,000,000	3.540%	01/03/08	$3,000,000
Minnesota State GO Bonds Series 2005 (Aa1/AAA)
400,000	5.000	10/01/08	405,262
Minnesota State GO VRDN Floaters Series 2007-2198 (FSA) (Morgan Stanley Municipal Products SPA) (F1+)(b)
1,635,000	3.500	01/03/08	1,635,000
University of Minnesota CP Series 2007 (A1+/P1)
2,500,000	3.250	02/05/08	2,500,000
1,000,000	3.400	02/05/08	1,000,000
University of Minnesota VRDN RB Series 2001 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
870,000	3.400	01/02/08	870,000

			$9,410,262

Mississippi—0.6%
Jackson County Port Facility VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
$400,000	3.740%	01/02/08	$400,000
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
1,745,000	3.500	01/02/08	1,745,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (A-1+/VMIG1)
3,000,000	3.400	01/02/08	3,000,000
Mississippi State GO Bonds Capital Improvement Series 2007 B(c)
630,000	4.000	12/01/08	636,054

			$5,781,054

Missouri(b)—2.4%
Jackson County, MO Eclipse Funding Trust VRDN RB Solar Certificates Series 2007-0062 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)
$5,995,000	3.480%	01/03/08	$5,995,000
Missouri Development Finance Board Cultural Facilities VRDN RB MERLOTs Series 2007-H07 (Wachovia Bank N.A. SPA) (A-1+)
800,000	3.500	01/02/08	800,000
Missouri Health and Education Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)
3,050,000	3.490	01/03/08	3,050,000
Missouri Highway & Transportation Commission VRDN RB P-Floats-PT-3571 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
6,920,000	3.510	01/03/08	6,920,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-497 Series 2007 (Bayersche Hypo unde SPA) (F1)
2,785,000	3.510	01/03/08	2,785,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2007-1994 (Morgan Stanley Municipal Products) (A-1+)
2,285,000	3.500	01/03/08	2,285,000

			$21,835,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nebraska(b)—2.1%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$4,000,000	3.500%	01/03/08	$4,000,000
Omaha Public Power District VRDN RB Eagle Series 2005-3008 A (AMBAC) (Bank of New York SPA) (A-1)
15,000,000	3.500	01/03/08	15,000,000

			$19,000,000

Nevada—1.9%
Clark County Airport Municipal Security Trust Certificates VRDN RB Revenue Series 2007-330 A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(b)
$3,000,000	3.520%	01/03/08	$3,000,000
Clark County Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
2,490,000	3.750	03/13/08	2,490,000
Clark County GO VRDN Lehman Municipal Trust Receipts Floater Series 2007-K76W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(b)
1,000,000	3.550	01/02/08	1,000,000
Clark County GO VRDN ROCS RR II R-10129 Series 2007 (MBIA) (Citibank N.A. SPA) (A-1+)(b)
7,105,000	3.500	01/03/08	7,105,000
Clark County Refunding GO Bonds for Public Safety Series 2004 A (FSA) (Aaa/AAA)
800,000	4.000	06/01/08	801,806
Las Vegas Convention Center CP Series 2007 (Bank of Nova Scotia, Fortis Bank, and State Street Corp. LOC) (A1+/P1)
2,000,000	3.250	01/15/08	2,000,000
Nevada State GO Capital Improvements Series 1998 B (Aa1/AA+)
400,000	5.000	06/01/08	402,037

			$16,798,843

New Hampshire—0.3%
New Hampshire Health & Education Facilities Authority VRDN RB Dartmouth College Series 2007 B (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
$2,700,000	3.750%	01/02/08	$2,700,000

New Jersey—0.7%
New Jersey Economic Development Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-36 (BNP Paribas SPA) (A-1+)(b)
$2,445,000	3.500%	01/03/08	$2,445,000
New Jersey State TRANS Series 2007 (SP-1+/MIG1)
4,000,000	4.500	06/24/08	4,016,775

			$6,461,775

New Mexico—0.9%
Bernalillo County TRANS Series 2007 (MIG1)
$1,725,000	4.000%	12/12/08	$1,740,829
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 A (Barclays Bank PLC LOC) (A-1+/VMIG1)
5,000,000	3.750	01/02/08	5,000,000
New Mexico State TRANS Series 2007 (SP-1+/MIG1)
1,000,000	4.500	06/30/08	1,003,658

			$7,744,487

New York—7.7%
New York City GO VRDN Floaters Series 2007-2256 (Morgan Stanley Municipal Products, SPA) (A-1+) (b)
$8,160,000	3.480%	01/03/08	$8,160,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)(c)
1,000,000	3.400	01/02/08	1,000,000
New York City GO VRDN Spears Series 2005- DB 172 (CIFG) (Deutsche Bank AG SPA) (F1+)(b)
3,900,000	3.570	01/03/08	3,900,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Floaters Series 2007-1926 (Morgan Stanley Municipal Products SPA) (A-1+)(b)(c)
3,000,000	3.480	01/03/08	3,000,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1694 (Morgan Stanley Municipal Products) (A-1+)(b)
2,288,000	3.480	01/03/08	2,288,000
New York City Municipal Finance Authority Water and Sewer Systems VRDN RB Floaters Series 2007-1695 (Morgan Stanley N.A. SPA) (A-1+)(b)
1,400,500	3.480	01/03/08	1,400,500
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(b)
3,000,000	3.470	01/03/08	3,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Float-PA Series 2007-1022 (Bank of New York SPA) (A-1)(b)
6,000,000	3.470	01/03/08	6,000,000
New York City Transitional Finance Authority Special Tax VRDN Future Tax Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)(c)
5,000,000	3.350	01/02/08	5,000,000
New York State Dormitory Authority VRDN RB ROCS RR II R-12040 Secondary Issues Series 2007 (Citigroup Global Markets SPA) (A-1+)(b)
3,000,000	3.550	01/03/08	3,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2006-1525 (Morgan Stanley Municipal Products) (A-1+)(b)
$7,928,000	3.480%	01/03/08	$7,928,000
New York State Environment Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4102 Series 2007 (Dexia Credit Local SPA) (F1+)(b)
3,090,000	3.440	01/03/08	3,090,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane RMKT 08/02/07 Series 2004 A (FNMA) (VMIG1)
13,200,000	3.600	01/02/08	13,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Westdeutsche Landesbank AG and Bayerische Landesbank LOC) (A-1+/VMIG1)
1,100,000	3.340	01/02/08	1,100,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JPMorgan Chase & Co., State Street Corp, Bayerische Landesbank, BNP Paribas, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A1/P1)
700,000	2.950	01/15/08	700,000
New York State Power Authority CP Series 8 (Bank of Novia Scotia, JPMorgan Chase & Co., State Street Corp, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A1/VMIG1)
4,000,000	3.430	01/17/08	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/VMIG1)(c)
2,565,000	3.410	01/03/08	2,565,000

			$69,331,500

North Carolina—3.3%
Charlotte VRDN COPS for Transit Projects/ Phase II Series 2005 F (DePfa Bank PLC SPA) (A-1/VMIG1)(c)
$2,000,000	3.350%	01/02/08	$2,000,000
Charlotte-Mecklenberg Hospital Authority Health Care System VRDN RB Series 1996 D (Nationsbank N.A. SPA) (A-1+/ VMIG1)(c)
5,600,000	3.450	01/03/08	5,600,000
Mecklenburg County VRDN COPS Series 2007 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
6,900,000	3.700	01/02/08	6,900,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(b)
2,950,000	3.490	01/03/08	2,950,000
North Carolina State GO VRDN Floaters Series 2007-2004 (Morgan Stanley Municipal Products) (A-1+)(b)
3,450,000	3.500	01/03/08	3,450,000
North Carolina State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1050 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(b)
2,195,000	3.600	01/03/08	2,195,000
University of North Carolina CP Series 2007 A
400,000	3.720	01/16/08	400,000
800,000	3.300	03/07/08	800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(b)
5,000,000	3.510	01/03/08	5,000,000

			$29,295,000

Ohio—0.2%
Ohio State University CP Series 2003 E (A1+/P1)
$2,200,000	3.500%	01/08/08	$2,200,000

Oregon—2.9%
Oregon State GO TANS Series 2007 A (SP-1+/MIG1)
$5,500,000	4.500%	06/30/08	$5,522,937
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
20,000,000	3.400	01/02/08	20,000,000

			$25,522,937

Pennsylvania—0.7%
Geisinger Authority Health Systems VRDN RB Series 2002 (Fleet National Bank SPA) (A-1+/VMIG1)
$2,400,000	3.750%	01/02/08	$2,400,000
Pennsylvania State GO VRDN Floaters Series 2007-2235 (Morgan Stanley Municipal Products SPA) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
Pennsylvania Turnpike Commission ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (Bank of America N.A. SPA) (VMIG1)(b)
2,000,000	3.490	01/03/08	2,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
500,000	3.400	01/02/08	500,000

			$5,900,000

Rhode Island—0.8%
Narragansett Bay Commission Wastewater Systems VRDN RB Floating Rate Trust Receipts Series 2005-K7-Reg D (MBIA) (Lehman Brothers SPA) (VMIG1)(b)
$2,200,000	3.640%	01/02/08	$2,200,000
Rhode Island State & Providence Plantations TANS Series 2007 (MIG1)
5,000,000	3.750	06/30/08	5,018,734

			$7,218,734

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina—0.2%
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/P-1)
$592,000	3.200%	02/06/08	$592,000
1,000,000	2.700	04/01/08	1,000,000

			$1,592,000

Tennessee—2.8%
Memphis City GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A1+/P1)
$800,000	2.800%	04/08/08	$800,000
Metropolitan Government Nashville & Davidson County CP Series 2007 (State Street Corp. SPA, California Public Employees Retirement System SPA, and California State Teachers Retirement SPA) (A-1+/P-1)
2,000,000	2.950	02/08/08	2,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
13,305,000	3.430	01/03/08	13,305,000
Sevier County Public Building Authority VRDN RB Local Government Public Improvements VI-K-1 Series 2007 (DePfa Bank PLC SPA) (VMIG1)
6,100,000	3.820	01/02/08	6,100,000
Tennessee State GO CP Series 2007 A (Tennessee Consolidated Retirement System) (A1+/P1)
3,000,000	3.170	03/13/08	3,000,000

			$25,205,000

Texas—24.0%
Alamo Community College District Deutsche Bank Spears Lifers Trust Series 2007 DB-406 (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(b)
$1,000,000	3.560%	01/03/08	$1,000,000
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(b)
4,000,000	3.490	01/03/08	4,000,000
Austin ISD Austin Trust Certificates GO VRDN Series 2007-167 (MBIA) (Bank of America N.A. SPA) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
Austin ISD CP Series 2007 A (Bank of America LOC)
2,500,000	2.900	02/06/08	2,500,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,610,000	3.200	06/12/08	1,610,000
City of Dallas Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-259 (Deutsche Bank A.G. SPA) (A-1+)(b)
1,700,000	3.490	01/03/08	1,700,000
Cypress-Fairbanks ISD Austin Trust Certificates GO VRDN Series 2007-174 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-3405 (PSF-GTD) (Danske Bank AG SPA) (F1+)(b)
4,000,000	3.510	01/03/08	4,000,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank AG) (A-1+/P-1)
1,000,000	3.410	03/06/08	1,000,000
2,000,000	3.500	03/06/08	2,000,000
600,000	3.350	03/11/08	600,000
1,500,000	3.450	07/23/08	1,500,000
Dallas Area Rapid Transit Macon Trust Certificates VRDN RB Series 2007-326 (AMBAC) (Bank of America N.A.) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
Dallas GO VRDN ROCS RR-II-R 667 Series 2006 (Citibank N.A. SPA) (VMIG1)(b)
3,915,000	3.500	01/03/08	3,915,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (Bank of America N.A SPA) (VMIG1)(b)
4,630,000	3.490	01/03/08	4,630,000
Dallas ISD Austin Trust Certificates GO VRDN Series 2007-140 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(b)
1,445,000	3.500	01/03/08	1,445,000
Dallas Water & Sewer CP Notes Series 2007 (Bank of America N.A. SPA)
639,000	2.900	04/23/08	639,000
Denton ISD Municipal Securities Trust Certificates GO VRDN Series 2001-117 A (PSF-GTD) (Bear Stearns Capital Market SPA) (A-1)(b)
3,000,000	3.520	01/03/08	3,000,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(b)
2,470,000	3.490	01/03/08	2,470,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(b)
2,170,000	3.490	01/03/08	2,170,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(b)
3,700,000	3.510	01/03/08	3,700,000
Frisco ISD GO VRDN ROCS RR II R-11213 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
2,300,000	3.500	01/03/08	2,300,000
Harlandale ISD ABN AMRO Munitops Non-AMT Certificates Trust GO VRDN, Series 2005-22 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(b)
3,695,000	3.490	01/03/08	3,695,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County GO VRDN ROCS-RR-II-R-12191 Series 2007 (Bank of New York SPA) (A-1+)(b)
$3,000,000	3.560%	01/03/08	$3,000,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Mobile Co. Series 1984 (A-1+)
1,600,000	3.570	01/02/08	1,600,000
Harris County Metropolitan Transit Authority CP Series 2007 A (DePfa Bank PLC LOC) (A1+)
2,000,000	3.350	01/10/08	2,000,000
500,000	3.420	01/17/08	500,000
Houston Airport System CP Series 2007 (Dexia Credit Local LOC) (A1+/P1)
250,000	2.900	04/02/08	250,000
Houston City CP Series D (DePfa Bank PLC SPA) (A1+/P1)
1,000,000	2.800	02/05/08	1,000,000
500,000	3.410	02/05/08	500,000
1,000,000	3.250	03/10/08	1,000,000
400,000	2.750	04/02/08	400,000
Houston City CP Series E (Bank of America N.A. SPA) (A1+/P1)
1,900,000	3.320	03/10/08	1,900,000
2,500,000	3.350	03/11/08	2,500,000
Houston City CP Series F (DePfa Bank PLC SPA) (A-1+/P-1)
700,000	3.370	02/27/08	700,000
Houston City GO VRDN ROCS RR II R-11289 Series 2007 (MBIA) (Citibank, N.A. SPA) (A-1+)(b)
1,200,000	3.510	01/03/08	1,200,000
Houston Higher Education Finance Corp. VRDN RB Eagle Series 2007-0077 A (Banco Bilbao Vizcaya) (A-1+)(b)
3,430,000	3.490	01/03/08	3,430,000
Houston ISD GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(b)
3,310,000	3.510	01/03/08	3,310,000
Houston Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-448 Series 2007 (MBIA) (Landesbank Hessen-Thueringen SPA) (F1+)(b)
2,530,000	3.480	01/03/08	2,530,000
Houston Utilities System Austin Trust Certificates VRDN RB Series 2007-164 (FSA) (Bank of America N.A. SPA) (A-1+)(b)
1,873,000	3.500	01/03/08	1,873,000
Houston Utilities System VRDN RB Eagle Series 2007-0086 A (FSA) (DZ Bank AG) (A-1)(b)
5,800,000	3.490	01/03/08	5,800,000
Houston Utilities System VRDN RB ROCS-RR-II-R-12096 Series 2007 (MBIA) (Citigroup Global Markets SPA) (A-1+/VMIG1)(b)
9,350,000	3.550	01/03/08	9,350,000
Houston Utilities System VRDN RB ROCS-RR-II-R-9096 Series 2007 (FSA) (Citigroup Global Markets SPA) (A-1+)(b)
840,000	3.500	01/03/08	840,000
Houston Water & Sewer CP Series 2007 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
2,000,000	3.550	02/07/08	2,000,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(b)
3,000,000	3.490	01/03/08	3,000,000
Katy ISD Austin Trust Certificates GO VRDN Series 2007-133 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(b)
1,100,000	3.500	01/03/08	1,100,000
Katy ISD GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
1,275,000	3.500	01/03/08	1,275,000
Lake Travis ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-18 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(b)
2,800,000	3.490	01/03/08	2,800,000
Mansfield ISD GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(b)
5,575,000	3.490	01/03/08	5,575,000
Mesquite ISD GO VRDN Putters Series 2005 1033 (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)(b)
5,230,000	3.510	01/03/08	5,230,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(b)
1,000,000	3.480	01/03/08	1,000,000
Pflugerville ISD GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(b)
6,365,000	3.700	01/03/08	6,365,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co.) (VMIG1)(a)
2,915,000	3.450	03/13/08	2,915,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
14,500,000	3.400	01/02/08	14,500,000
San Antonio Electric & Gas Systems CP Series 2007 (Bank of America N.A. SPA and State Street Corp. SPA) (A1+/P1)
1,000,000	3.370	02/13/08	1,000,000
San Antonio Electric & Gas Systems VRDN RB Floater Series 2006 K15-Reg. D (Lehman Brothers SPA) (A-1/VMIG1)(b)
2,670,000	3.540	01/02/08	2,670,000
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 1498 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(b)
3,000,000	3.610	01/03/08	3,000,000
San Antonio GO VRDN MERLOTs Series 2007-D85 (Wachovia Bank N.A. SPA) (A-1+)(b)
2,700,000	3.500	01/02/08	2,700,000
Texas A&M University CP Series B (A1+/P1)
1,900,000	3.200	02/07/08	1,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State GO TRANS Series 2007 (SP-1+/MIG1)
$5,800,000	4.500%	08/28/08	$5,831,193
Texas State GO VRDN P-Floats-PT-2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,375,000	3.800	03/06/08	1,375,000
Texas State GO VRDN ROCS RR-II-R-9197 Series 2007 (Citigroup Financial Products) (A-1+)(b)
5,880,000	3.500	01/03/08	5,880,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
1,200,000	3.420	02/07/08	1,200,000
1,100,000	3.020	03/05/08	1,100,000
900,000	2.700	04/01/08	900,000
1,300,000	3.200	04/03/08	1,300,000
Texas State Transportation Commission Trust Certificates VRDN RB Series 2006-7026 (Bear Stearns Capital Markets) (VMIG1)(b)
2,000,000	3.520	01/03/08	2,000,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(b)
3,000,000	3.490	01/03/08	3,000,000
Texas State Transportation Commission Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1113 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(b)
400,000	3.600	01/03/08	400,000
Texas State Transportation Commission UBS Municipal CRVS GO VRDN Floaters Series 2007-47 (Bank of New York SPA) (A-1+)(b)
2,105,000	3.500	01/03/08	2,105,000
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products) (A-1+)(b)
1,492,000	3.500	01/03/08	1,492,000
Texas State Transportation Commission VRDN RB ROCS-RR-II-R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
1,430,000	3.500	01/03/08	1,430,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA) (VMIG1)(b)
1,205,000	3.480	01/03/08	1,205,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-302A (Bear Stearns Capital Markets SPA) (VMIG1)(b)
1,840,000	3.520	01/03/08	1,840,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-312 Class A (Bear Stearns Capital Markets SPA) (VMIG1)(b)
995,000	3.520	01/03/08	995,000
Texas Transportation Commission UBS Municipal CRVS VRDN RB Floaters Series 2007-48 (Bank of New York SPA) (A-1+)(b)
4,000,000	3.500	01/03/08	4,000,000
Texas Water Development Board Fund Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
Tyler Water & Sewer Systems ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2005-20 (MBIA) (Bank of America N.A. SPA) (VMIG1)(b)
1,000,000	3.490	01/03/08	1,000,000
University of Texas CP Series 2007 (A1+/P1)
1,555,000	3.600	01/07/08	1,555,000
800,000	3.500	01/22/08	800,000
500,000	3.150	04/09/08	500,000
300,000	3.250	04/09/08	300,000
1,050,000	3.300	04/09/08	1,050,000
2,000,000	3.100	04/15/08	2,000,000
1,450,000	3.370	04/15/08	1,450,000
4,393,000	2.750	06/06/08	4,393,000
University of Texas Permanent University Fund RB Series 1997 (Aaa/AAA)
405,000	5.250	07/01/08	407,970
University of Texas Permanent University Fund VRDN RB ROCS-RR-II-R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
1,000,000	3.500	01/03/08	1,000,000
University of Texas VRDN RB MERLOTs-E08 Series 2007 (Bank of New York N.A. SPA) (A-1+)(b)
1,000,000	3.500	01/02/08	1,000,000
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(b)
2,500,000	3.500	01/03/08	2,500,000
University of Texas VRDN RB ROCS RR II R-1080 Series 2007 (Citibank N.A. SPA) (VMIG1)(b)
3,395,000	3.500	01/03/08	3,395,000
University of Texas VRDN RB ROCS-RR-II-R-11077 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,100,000	3.050	03/13/08	4,100,000

			$214,091,163

Utah—1.4%
Jordan County School District GO Series 2007 (Aaa)
$1,000,000	4.000%	06/15/08	$1,002,520
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1) (b)
5,000,000	3.480	01/03/08	5,000,000
Salt Lake County Sales Tax VRDN RB Floats-PT 2901 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
3,240,000	3.700	01/03/08	3,240,000
Washington County School District Deutsche Bank Spears Lifers Trust GO VRDN Series DB-370 (Deutsche Bank A.G. SPA) (F1+)(b)
2,000,000	3.490	01/03/08	2,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$1,100,000	3.750%	01/02/08	$1,100,000

			$12,342,520

Virginia—0.5%
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2006 (SunTrust Bank SPA) (VMIG1)
$2,300,000	3.800%	01/02/08	$2,300,000
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (Aa1/AA+)
600,000	5.000	08/01/08	605,269
Virginia State Public Building Authority Public Facilities RB Series 2007 A (Aa1/AA+)
550,000	5.000	08/01/08	554,828
Virginia State Resources Authority Clean Water VRDN RB P-Floats-PA-790 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(b)
955,000	3.700	01/03/08	955,000

			$4,415,097

Washington—4.2%
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1007 Revenue Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(b)
$1,000,000	3.600%	01/03/08	$1,000,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(b)
1,110,000	3.510	01/03/08	1,110,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AAA/AA-)
500,000	5.250	07/01/08	503,642
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 D-3-1 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,400,000	3.460	01/02/08	1,400,000
King County CP Series 2007 A (Bayerische Landesbank SPA) (A1/P1)
1,000,000	3.100	04/03/08	1,000,000
King County Eclipse Funding Trust VRDN RB Series 2007-0095 (FSA) (U.S. Bank N.A. SPA) (A-1+) (b)
3,340,000	3.480	01/03/08	3,340,000
Port of Seattle Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-453 (MBIA) (KBC Bank N.V.) (F1+)(b)
3,515,000	3.480	01/03/08	3,515,000
Seattle, WA Municipal Security Trust Certificates GO VRDN Series 2007-322 Class A (Bear Stearns Capital Markets) (VMIG1)(b)
1,495,000	3.520	01/03/08	1,495,000
Washington Eclipse Funding Trust GO VRDN Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(a)
3,500,000	3.800	07/10/08	3,500,000
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1+)(b)
4,325,000	3.500	01/03/08	4,325,000
Washington State GO VRDN ROCS RR II R-12002 Series 2007 (Citigroup Financial Products SPA ) (A-1+/VMIG1)(b)
2,500,000	3.500	01/03/08	2,500,000
Washington State GO VRDN ROCS RR II R-12023 Series 2007 (Citibank, N.A. SPA) (VMIG1)(b)
5,000,000	3.560	01/03/08	5,000,000
Washington State GO VRDN ROCS RR II R-9081 (FSA) (Citigroup Financial Products) (VMIG1)(b)
495,000	3.500	01/03/08	495,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,100,000	3.430	01/02/08	1,100,000
Washington State Lehman Municipal Trust Receipts, Series 2007-K106W Reg. D (Lehman Brothers Inc.) (VMIG1)(b)
2,000,000	3.550	01/02/08	2,000,000
Washington State UBS Municipal CRVS VRDN RB Floaters Series 2007-07-33 (BNP Paribas SPA) (A-1+) (b)
1,000,000	3.500	01/03/08	1,000,000
Washington State University Eclipse Funding Trust VRDN RB Series 2007-0094 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(b)
4,205,000	3.480	01/03/08	4,205,000

			$37,488,642

Wisconsin—0.2%
Wisconsin State Operating Notes Series 2007 (SP-1+/MIG1)
$1,500,000	4.500%	06/16/08	$1,505,017

Wyoming—0.6%
Uinta County VRDN PRCB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
$2,155,000	3.500%	01/02/08	$2,155,000
Uinta County VRDN PRCB Refunding for Chevron USA, Inc. Project Series 1997 (P-1)
3,200,000	3.500	01/02/08	3,200,000

			$5,355,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Other Territories(b)—10.7%
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1683P (MBIA, FSA, FGIC, AMBAC and CIFG) (JPMorgan Chase & Co. SPA) (F1+)
$11,455,000	3.570%	01/03/08	$11,455,000
JPMorgan Chase & Co. VRDN RB Putters Series 1751P (PSF-GTD, MBIA, FGIC, FSA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
16,864,000	3.600	01/03/08	16,864,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (AMBAC, FGIC, FSA, CIFG and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
4,975,000	3.570	01/03/08	4,975,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1633P (AMBAC, FSA, PSF-GTD and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
5,275,000	3.570	01/03/08	5,275,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD, FSA and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
3,380,000	3.570	01/03/08	3,380,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-2382P (FSA, MBIA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
17,310,000	3.590	01/03/08	17,310,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-2383P (PSF-GTD, FGIC, FSA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
9,500,000	3.590	01/03/08	9,500,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1)
15,065,000	3.620	01/03/08	15,065,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
5,818,000	3.620	01/03/08	5,818,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
2,190,000	3.620	01/03/08	2,190,000
UBS Municipal GO VRDN Floaters Series 2007-GM01 Pooled Trust (PSF-GTD, FSA, AMBAC, and FGIC) (BNP Paribas SPA) (A-1+)
3,425,000	3.520	01/03/08	3,425,000
Wachovia Bank Bruts VRDN RB MERLOTs Series 2007-ON2 (MBIA) (Wachovia Bank N.A. SPA) (F1+)
225,000	3.660	01/03/08	225,000

			$95,482,000

Total Investments—103.0%			$920,537,271

Liabilities in Excess of Other Assets—(3.0)%			(27,210,737)

Net Assets—100.0%			$893,326,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $19,290,000 or approximately 2.2% of net assets.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2007, these securities amounted to $521,739,500 or approximately 58.4% of net assets.

(c)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2007

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guarantee
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CRVS	—	Custodial Residual and Variable Securities
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance—Insured Bond Certificates
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—98.4%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.350%	01/03/08	$13,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,465,000	3.470	01/03/08	3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2007-2135 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,765,000	3.440	01/03/08	3,765,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12019 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
6,000,000	3.480	01/03/08	6,000,000
Bay Area Toll Authority California UBS Municipal CRVS VRDN RB Floaters Series 2007-40 (BNP Paribas SPA) (A-1+)(a)
5,315,000	3.450	01/03/08	5,315,000
Calabasas Civic Center Project COPS Floaters Series 1541 (AMBAC) (Morgan Stanley Municipal Products) (A-1+)(a)
4,070,000	3.470	01/03/08	4,070,000
California Communities Note Program TRANS Series 2007 A2 (SP-1+/ MIG1)
11,800,000	4.500	06/30/08	11,846,930
California Communities Note Program TRANS Series 2007 A3 (SP-1+/ MIG1)
8,000,000	4.500	6/30/08	8,032,570
California Educational Facilities Authority Austin Trust VRDN RB Certificates Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
6,665,000	3.440	01/03/08	6,665,000
California Educational Facilities Authority for Pepperdine University Eclipse Funding Trust VRDN RB Series 2006-0065 (AMBAC) (U.S. Bank N.A. SPA) (VMIG1)(a)
8,110,000	3.440	01/03/08	8,110,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
6,845,000	3.470	1/03/08	6,845,000
California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A. SPA) (A-1+)(b)
4,000,000	3.000	03/13/08	4,000,000
California Educational Facilities Authority VRDN RB Series 2001-1816 (Morgan Stanley SPA) (VMIG1)(a)
3,782,000	3.470	01/03/08	3,782,000
California Educational Facilities Authority VRDN RB Series 2001-487 (Morgan Stanley SPA) (A-1+) (a)
2,000,000	3.470	01/03/08	2,000,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005-H (Bank of America N.A. LOC) (A-1+/ VMIG1)
1,120,000	3.350	01/02/08	1,120,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,000,000	3.410	01/02/08	1,000,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (Chase N.A. SPA) (A-1+/ VMIG1)
3,100,000	3.350	01/02/08	3,100,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 1758 (Morgan Stanley SPA) (VMIG1)(a)
10,265,000	3.470	01/03/08	10,265,000
California Health Facilities Financing Authority VRDN RB Series 2007-1754 (Morgan Stanley SPA) (VMIG1)(a)
10,000,000	3.470	01/03/08	10,000,000
California Health Facilities Financing Authority VRDN RB Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
3,348,500	3.400	03/13/08	3,348,500
California Health Facilities Municipal Security Trust Certificates VRDN RB Series 2007-325 (Bear Stearns SPA) (VMIG1)(a)
4,125,000	3.490	01/03/08	4,125,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/ VMIG1)
1,200,000	3.500	01/02/08	1,200,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2004 B (A-1+/ VMIG1)
1,200,000	3.500	01/02/08	1,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-1 (Bank of New York LOC and California State Teachers Retirement LOC) (A-1+/ VMIG1)
6,250,000	3.530	01/02/08	6,250,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-3 (Bank of New York LOC) (A-1+/ VMIG1)
13,165,000	3.500	01/02/08	13,165,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
6,115,000	3.570	01/02/08	6,115,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Westdeutsche Landesbank LOC and Bayerische Landesbank LOC) (A-1+/ VMIG1)
1,400,000	3.520	01/02/08	1,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
1,130,000	3.310	01/03/08	1,130,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-13 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)(c)
4,095,000	3.330	01/03/08	4,095,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-3 (Bank of New York LOC and California Public Employees Retirement System LOC) (VMIG1)
$1,500,000	3.530%	01/02/08	$1,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries G-1 (Bank of Nova Scotia LOC) (A-1+/ VMIG1)
900,000	3.320	01/03/08	900,000
California State Economic Recovery VRDN RB Series 2004 C-4 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
500,000	3.530	01/02/08	500,000
California State Economic Recovery VRDN RB Series 2004 C-5 (Bank of America N.A. SPA) (A-1+/ VMIG1)
7,440,000	3.420	01/02/08	7,440,000
California State Enhanced Return Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC 1008 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
1,000,000	3.820	01/03/08	1,000,000
California State Enhanced Return Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC 1011 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
8,500,000	3.820	01/03/08	8,500,000
California State GO CP Series 2007 (Bayerische Landesbank, Dexia Credit Local, California Public Employees Retirement System, California State Teachers Retirement, Royal Bank of Canada, Calyon, and Wells Fargo Bank SPA) (A-1/P-1)
8,000,000	3.100	02/06/08	8,000,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co.) (A-1+)(a)
1,590,000	3.470	01/03/08	1,590,000
California State GO VRDN P-Floats-PT-2622 Series 2005 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (A-1)(a)
1,500,000	3.520	01/03/08	1,500,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1174 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,000,000	3.820	01/03/08	4,000,000
California State RANS Series 2007 (SP-1+/ MIG1)
12,000,000	4.000	06/30/08	12,038,055
California State University ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2006-11 (MBIA) (Bank of America SPA) (VMIG1)(a)
4,000,000	3.440	01/03/08	4,000,000
California State University GO VRDN for Daily Kindergarten Series 2004 A-4 (Citibank N.A. LOC and California State Teachers Retirement LOC) (A-1+/ VMIG1)
1,590,000	3.420	01/02/08	1,590,000
California State University Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K 24W Reg. D (FSA) (Lehman Brothers SPA) (VMIG1)(a)
3,000,000	3.560	01/02/08	3,000,000
California State University Municipal Security Trust Certificates VRDN RB Series 2007-314 (FSA) (Bear Stearns SPA) (VMIG1)(a)
2,990,000	3.490	01/03/08	2,990,000
California State University VRDN RB P-Floats-PT-2660 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,150,000	3.600	01/03/08	5,150,000
California State University VRDN RB Putters Series 2006-1435 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
995,000	3.440	01/03/08	995,000
California State University VRDN RB ROCS RR II R-9107 Series 2007 (FSA) (Citigroup Global Markets, Inc.) (A-1+)(a)
2,995,000	3.480	01/03/08	2,995,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
7,900,000	3.410	01/02/08	7,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
2,400,000	3.410	01/02/08	2,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
10,800,000	3.350	01/02/08	10,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
10,300,000	3.410	01/02/08	10,300,000
Chabot-Las Positas Community College District ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates Series 2004-12 (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
9,950,000	3.430	01/03/08	9,950,000
Chaffey Community College District GO VRDN Putters Series 2007-2101 (MBIA) (JPMorgan Chase & Co.) (A-1+)(a)
4,825,000	3.440	01/03/08	4,825,000
Citrus Community College Austin Trust GO VRDN Series 2007-142 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
2,550,000	3.440	01/03/08	2,550,000
City of Los Angeles GO TRANS Series 2007 (SP-1+/ MIG1)
5,000,000	4.500	06/30/08	5,019,787
Contra Costa Water District CP Series 2007-A (State Street Bank and California State Teachers Retirement) (A-1+/P1)
1,500,000	2.750	03/06/08	1,500,000
Desert Sands ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates Series 2004-30 (FSA) (Bank of America SPA) (F1+)(a)
7,825,000	3.440	01/03/08	7,825,000
East Bay Municipal Utility District Water Systems VRDN RB Floaters Series 1414 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
4,914,500	3.470	01/03/08	4,914,500
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1)(b)
2,480,000	3.750	03/13/08	2,480,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
$5,800,000	3.350%	01/03/08	$5,800,000
Grossmont-Cuyamaca California Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(b)
3,850,000	3.700	01/03/08	3,850,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,875,000	3.340	01/02/08	14,875,000
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1710P (AMBAC) (JPMorgan Chase & Co. SPA) (F1+)(a)
7,380,000	3.540	01/03/08	7,380,000
Long Beach California Housing Authority MF Hsg. VRDN RB Refunding for Channel Point Apartments Series 1998 (FNMA LOC) (A-1+)
1,000,000	3.330	01/03/08	1,000,000
Los Angeles County GO TRANS Series 2007 (SP-1+/ MIG1)
9,000,000	4.500	06/30/08	9,044,152
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
4,661,000	3.330	01/03/08	4,661,000
Los Angeles County Housing Authority MF Hsg. VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA LOC) (A-1+)
4,059,000	3.330	01/03/08	4,059,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
8,000,000	3.300	01/01/08	8,000,000
Los Angeles Department of Water & Power System CP Series 2007 (Banco Bilbao) (SP-1/MIG1)
7,000,000	3.400	02/07/08	7,000,000
4,000,000	3.350	03/11/08	4,000,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,200,000	3.480	01/03/08	3,200,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)
500,000	3.340	01/03/08	500,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-6 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)
4,120,000	3.280	01/03/08	4,120,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
1,495,000	3.520	01/03/08	1,495,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1) (a)
3,275,000	3.470	01/03/08	3,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-5 (Royal Bank of Canada SPA, California Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/ VMIG1)
1,300,000	3.300	01/03/08	1,300,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-6 (Royal Bank of Canada SPA, California State Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/ VMIG1)
1,000,000	3.530	01/02/08	1,000,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-7 (Royal Bank of Canada SPA, California State Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/ VMIG1)
1,400,000	3.300	01/03/08	1,400,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-3 (Fortis Bank, Lloyds TSB Bank and National Australia Bank) (A-1+/ VMIG1)
2,975,000	3.340	01/03/08	2,975,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-7 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)
1,675,000	3.340	01/03/08	1,675,000
Los Angeles Municipal Improvement Corp. CP Series 2007 (Bank of America LOC) (A-1+/P1)
3,500,000	3.230	04/08/08	3,500,000
Los Angeles Unified School District GO VRDN Floaters Series 2008 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
4,266,500	3.470	01/03/08	4,266,500
Los Angeles Unified School District GO VRDN ROCS-RR-II R-9121 Series 2007 (FSA) (Citigroup, Inc.) (A-1+)(a)
9,875,000	3.480	01/03/08	9,875,000
Los Angeles Wastewater Systems CP Series 2007 (Westdeutsche Landesbank AG, State Street Bank and California State Teachers Retirement) (A-1+/P1)
10,000,000	3.100	04/08/08	10,000,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,500,000	3.490	01/03/08	3,500,000
Los Angeles Wastewater Systems VRDN RB Lehman Municipal Trust Receipts Floater Series 2007-K 65W Reg. D (MBIA) (Lehman Brothers SPA) (VMIG1)(a)
2,285,000	3.610	01/02/08	2,285,000
Los Angeles Wastewater Systems VRDN RB ROCS RR-II R-10270 Series 2007 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
1,870,000	3.470	01/03/08	1,870,000
Metropolitan Water District Lehman Municipal Trust Receipts VRDN Series 2006 K81 (Lehman Brothers SPA) (VMIG1)(a)
4,000,000	3.520	01/02/08	4,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Metropolitan Water District Southern California Waterworks VRDN RB Eagle Series 2007-0044 A (Bayerische Landesbank SPA) (A-1)(a)
$4,000,000	3.470%	01/03/08	$4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttemberg SPA) (A-1+/ VMIG1)
600,000	3.300	01/03/08	600,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS RR-II R-12009 Series 2007 (Citigroup, Inc. SPA) (A-1+/ VMIG1)(a)
4,000,000	3.480	01/03/08	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A.) (A-1+)(a)
1,000,000	3.480	01/03/08	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
1,000,000	3.270	01/02/08	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (BNP Paribas) (A-1+/ VMIG1)
700,000	3.330	01/02/08	700,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
1,000,000	3.470	01/02/08	1,000,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1)(a)
6,580,000	3.600	01/03/08	6,580,000
Northern California Lehman Municipal Trust Receipts VRDN RB Floater Series 126W-2007 Reg. D (Lehman Brothers Holdings, Inc.) (A-1)(a)
7,200,000	3.520	01/02/08	7,200,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,640,000	3.600	01/03/08	6,640,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA LOC) (A-1+)
2,830,000	3.330	01/03/08	2,830,000
Orange County Apartment Development VRDN RB for Seaside Meadow Series 1984 C (FHLMC LOC) (VMIG1)
3,900,000	3.320	01/03/08	3,900,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
7,435,000	3.340	01/02/08	7,435,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,550,000	3.330	01/03/08	9,550,000
Orange County Sanitation District VRDN COPS ROCS RR-II R-11304 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.480	01/03/08	3,000,000
Orange County Sanitation District VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/ VMIG1)
1,830,000	3.500	01/02/08	1,830,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
950,000	3.330	01/02/08	950,000
Pepperdine University ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (Bank of America SPA) (F1+)(a)
12,000,000	3.440	01/03/08	12,000,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Series SPA) (F1+)(a)
5,600,000	3.520	01/03/08	5,600,000
Rancho Santiago Community College District VRDN MERLOTs Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,995,000	3.480	01/02/08	4,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,995,000	3.440	01/03/08	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB MERLOTs Series 2000-SSS (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,910,000	3.480	01/02/08	3,910,000
Sacramento County Sanitation District Financing Authority VRDN RB ROCS-RR-II R-10113 Series 2007 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.480	01/03/08	4,000,000
Sacramento Sanitation District Financing Authority ABN AMRO Munitops Trust Certificates VRDN RB Non-AMT Series 2005-50 (AMBAC) (Bank of America SPA) (VMIG1)(a)
6,000,000	3.440	01/03/08	6,000,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	3.330	01/03/08	16,600,000
San Diego County Transportation Commission CP Series 2007 (JPMorgan Chase & Co. SPA) (A-1+/P1)
2,900,000	3.050	02/06/08	2,900,000
1,950,000	3.370	03/06/08	1,950,000
San Diego County Water Authority CP Series 2007 (Bayerische Landesbank SPA) (A-1+/P1)
2,000,000	3.410	02/07/08	2,000,000
5,000,000	3.420	02/12/08	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
$8,500,000	3.300%	03/11/08	$8,500,000
6,500,000	3.500	03/11/08	6,500,000
San Diego County Water Authority CP Series 2007-2 (BNP Paribas SPA) (A-1+/P1)
3,000,000	3.370	03/11/08	3,000,000
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1+) (a)
3,500,000	3.470	01/03/08	3,500,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	3.480	01/03/08	2,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12020 (Citibank N.A.) (A-1+) (a)
4,800,000	3.480	01/03/08	4,800,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
4,950,000	3.480	01/03/08	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A.) (A-1+)(a)
2,000,000	3.480	01/03/08	2,000,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg) (A-1)(a)
9,900,000	3.470	01/03/08	9,900,000
San Francisco City & County GO VRDN P-Floats-PT Series 2005-3017 (MBIA) (Merrill Lynch & Co. SPA) (F1+)(a)
4,855,000	3.600	01/03/08	4,855,000
San Francisco City & County GO VRDN ROCS RR-II R-6502 Series 2004 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
4,240,000	3.480	01/03/08	4,240,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2006 1259-X (MBIA) (Morgan Stanley SPA) (VMIG1)(a)
3,865,000	3.470	01/03/08	3,865,000
San Francisco Transportation Authority CP Series 2007 A (Bank of New York, California Public Employees Retirement System, California State Teachers Retirement SPA) (VMIG1)
12,400,000	3.350	02/06/08	12,400,000
5,400,000	3.350	02/07/08	5,400,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,095,000	3.520	01/03/08	1,095,000
San Mateo County Community College District GO VRDN Floaters Series 2007-2192 (Morgan Stanley SPA) (A-1+)(a)
1,740,000	3.470	01/03/08	1,740,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
5,000,000	3.480	01/03/08	5,000,000
Sonoma County GO TRANS Series 2007 (SP-1+)
3,000,000	4.000	10/17/08	3,016,089
University of California Regents Medical Center VRDN RB Series B-1 2007 (Landesbank Baden-Wurtemberg SPA) (A-1+/P1) (VMIG1)
900,000	3.440	01/02/08	900,000
University of California Regents Medical Center VRDN RB Series B-2 2007 (Landesbank Baden-Wurtemberg SPA) (A-1+/P1) (VMIG1)
1,580,000	3.380	01/02/08	1,580,000
University of California VRDN RB Floaters Series 2005-1198 (Morgan Stanley SPA) (A-1+)(a)
2,000,000	3.470	01/03/08	2,000,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(b)
6,500,000	3.700	02/28/08	6,500,000
University of California VRDN RB Putters Series 2007-1671 (JPMorgan & Chase Co. SPA) (VMIG1) (a)
2,565,000	3.440	01/03/08	2,565,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1)(a)
5,805,000	3.600	01/03/08	5,805,000

			$660,444,083

Puerto Rico—1.6%
Commonwealth of Puerto Rico TRANS Series 2007 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao, KBC Bank N.V. and Banco Santander Central Hispano LOC) (SP-1+/ MIG1)
$10,500,000	4.250%	07/30/08	$10,550,419

Total Investments—100.0%			$670,994,502

Liabilities in Excess of Other Assets—0.0%			(79,129)

Net Assets—100.0%			$670,915,373

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2007

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2007, these securities amounted to $312,573,000 or approximately 46.6% of net assets.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $20,178,500 or approximately 3.0% of net assets.
(c)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CRVS	—	Custodial Residual and Variable Securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—96.7%
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
$3,285,000	3.660%	01/03/08	$3,285,000
Geneva IDA VRDN RB Hobart and Smith Colleges Civic Facilities Project Series 2007 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)
3,000,000	3.460	01/03/08	3,000,000
Haverstraw Stony Point Central School District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-217 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,090,000	3.660	01/03/08	6,090,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2003 A-1 (DePfa Bank PLC LOC) (A-1/ VMIG1)
1,130,000	3.390	01/02/08	1,130,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2005 A (DePfa Bank PLC LOC) (A-1/ VMIG1)
1,650,000	3.450	01/02/08	1,650,000
Long Island Power Authority Electric System VRDN RB P-Float PA 1150 Series 2003 (CIFG) (Bank of New York SPA) (F1+)(a)
10,000,000	3.570	01/03/08	10,000,000
Long Island Power Authority Electric System VRDN RB ROCS-RR II R-715 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,500,000	3.490	01/03/08	2,500,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/ VMIG1)
1,900,000	3.340	01/02/08	1,900,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B RMKT 05/23/03 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
3,300,000	3.570	01/02/08	3,300,000
Metropolitan Transportation Authority RB Series 2007 B (A/A2)
6,170,000	4.000	11/15/08	6,214,505
Metropolitan Transportation Authority VRDN RB Putters Series 2002-267 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,600,000	3.470	01/03/08	1,600,000
Metropolitan Transportation Authority VRDN RB ROCS RR II R-10266 Series 2007 (MBIA) (Citigroup Financial Products) (A-1+)(a)
5,010,000	3.490	01/03/08	5,010,000
Metropolitan Transportation Authority VRDN RB ROCS RR II R-12163 Series 2007 (FSA) (Bank of New York) (A-1+/ VMIG1)(a)
5,245,000	3.550	01/03/08	5,245,000
New Rochelle City School District GO TANS Series 2007 (MIGI)
4,745,000	4.250	06/30/08	4,757,824
New York City Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0091 (MBIA-IBC) (U.S. Bank N.A. SPA) (A-1+)(a)
2,400,000	3.470	01/03/08	2,400,000
New York City GO Bonds Series 2004 G (AA/Aa3)
3,310,000	5.000	08/01/08	3,341,318
New York City GO VRDN ROCS RR II R-8062 Series 2007 (Citigroup Financial Products) (A-1+)(a)
4,000,000	3.490	01/03/08	4,000,000
New York City GO VRDN ROCS-RR-II-R-9194 Series 2007 (Citigroup Financial Products) (A-1+)(a)
2,130,000	3.490	01/03/08	2,130,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
5,315,000	3.450	01/02/08	5,315,000
New York City Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2006-P36U Reg. D (Lehman Brothers Holdings, Inc.) (A-1)(a)
3,515,000	3.500	01/02/08	3,515,000
New York City Municipal Water Finance Authority CP Series 1 (Dexia Credit Local and JPMorgan Chase & Co. LOC) (A1+)
2,000,000	3.550	01/17/08	2,000,000
New York City Municipal Water Finance Authority CP Series 2007 (Westdeutsche Landesbank AG and Bayerische Landesbank SPA) (A-1+/P1)
1,500,000	3.420	02/13/08	1,500,000
New York City Municipal Water Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-486 Series 2007 (BNP Paribas LOC) (F1+)(a )
2,000,000	3.440	01/03/08	2,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Floaters Series 2007-1695 (Morgan Stanley N.A. SPA) (A-1+)(a)
1,430,000	3.480	01/03/08	1,430,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Floaters Series 2006-1352 (Morgan Stanley Municipal Products) (VMIG1)(a)
1,928,500	3.480	01/03/08	1,928,500
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
1,865,000	3.660	01/03/08	1,865,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Putters Series 2006-1263 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,490,000	3.520	01/03/08	1,490,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
240,000	3.490	01/03/08	240,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Series 2001 F-1 (Dexia Credit Local SPA) (A-1+/ VMIG1)
1,000,000	3.650	01/02/08	1,000,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2072 (Morgan Stanley) (A-1+)(a)
4,600,000	3.480	01/03/08	4,600,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Section D Series 1998 C (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$1,300,000	3.670%	01/02/08	$1,300,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1C (JPMorgan Chase Bank) (A-1+/ VMIG1)
800,000	3.670	01/02/08	800,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1+/ VMIG1)
1,800,000	3.640	01/02/08	1,800,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/ VMIG1)
350,000	3.670	01/02/08	350,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	3.470	01/03/08	1,000,000
New York City Transitional Finance Authority VRDN RB ROCS RR II R-10130 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.490	01/03/08	3,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
5,405,000	3.400	01/03/08	5,405,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.660	01/03/08	5,835,000
New York City UBS Municipal CRVS GO VRDN Series 2007-31 (Landesbank Hessen-Thueringen SPA) (A-1) (a)
1,200,000	3.460	01/03/08	1,200,000
New York Convention Center Development Corp. VRDN RB Floaters Series 2006-1007 (AMBAC) (Bank of New York SPA) (A-1+)(a)
9,895,000	3.460	01/03/08	9,895,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+/ P-1)
7,000,000	3.340	01/09/08	7,000,000
2,000,000	2.950	02/07/08	2,000,000
4,755,000	2.700	03/06/08	4,755,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	3.360	03/06/08	2,000,000
New York State Dormitory Authority Insured RB for New York University Series 1998 A (MBIA) (AAA/Aaa)
2,315,000	5.750	07/01/08	2,342,005
New York State Dormitory Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-M2 Reg. D (Lehman Brothers Holdings, Inc.) (A-1)(a)
4,000,000	3.490	01/02/08	4,000,000
New York State Dormitory Authority VRDN RB for Columbia University Secondary Issues Series 2006 K1 Reg. D (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
6,100,000	3.490	01/02/08	6,100,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,795,000	3.660	01/03/08	5,795,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,465,000	3.490	01/03/08	2,465,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1+)(a)
885,000	3.480	01/03/08	885,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2007-1946 (AMBAC) (Morgan Stanley) (F1+)(a)
3,139,000	3.480	01/03/08	3,139,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2007-2240 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,800,000	3.470	01/03/08	5,800,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,800,000	3.490	01/03/08	1,800,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1+) (a)
10,000,000	3.480	01/03/08	10,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(b)
3,545,000	3.400	03/13/08	3,545,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A1+/ VMIG1)
3,000,000	3.370	01/09/08	3,000,000
3,000,000	3.320	02/07/08	3,000,000
2,500,000	3.200	03/10/08	2,500,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking ROCS RR II R 7031 (Citigroup Financial Products) (VMIG1)(a)
1,785,000	3.490	01/03/08	1,785,000
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
3,000,000	3.200	05/15/08	3,000,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
8,900,000	3.600	01/02/08	8,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
$1,800,000	3.400%	01/02/08	$1,800,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing RMKT 05/27/04 Series 2002 A (FNMA) (VMIG1)
1,400,000	3.350	01/02/08	1,400,000
New York State Local Government Assistance Corp. RB Refunding Series 1996 A (AAA/Aa3)
7,380,000	6.000	04/01/08	7,430,171
New York State Local Government Assistance Corp. RB Refunding Series 1997 B (MBIA) (AAA/Aaa)
1,705,000	5.500	04/01/08	1,714,032
New York State Local Government Assistance Corp. VRDN RB for P-Floats-PT 3451 Series 2006 (MBIA-IBC) (Dexia Credit Local LOC) (F1+)(a)
2,200,000	3.510	01/03/08	2,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Westdeutsche Landesbank AG and Bayerische Landesbank LOC) (A-1+/ VMIG1)
5,200,000	3.340	01/02/08	5,200,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, and BNP Paribas SPA) (A1/ P1)
5,000,000	3.480	01/04/08	5,000,000
New York State Power Authority CP Series 8 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A1/ P1)
4,000,000	3.340	01/17/08	4,000,000
5,000,000	3.430	01/17/08	5,000,000
New York State Thruway Authority Highway and Bridge Trust Fund RB Series 2001 B (MBIA) (AAA/Aaa)
1,000,000	5.500	04/01/08	1,005,821
New York State Thruway Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT Series 2007-4373 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	3.540	01/03/08	5,000,000
New York State Thruway Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-17 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
3,000,000	3.460	01/03/08	3,000,000
New York State Thruway Authority VRDN RB 1921 Series 2007 (Morgan Stanley) (A-1+)(a)
2,000,000	3.480	01/03/08	2,000,000
New York State Thruway Authority VRDN RB MERLOTs H-02 Series 2007 (AMBAC) (Wachovia Bank SPA) (A-1+)(a)
1,205,000	3.490	01/02/08	1,205,000
New York State Thruway Authority VRDN RB Putter Series 2002-330 MBIA (JPMorgan Chase & Co.) (A-1+)(a)
2,980,000	3.470	01/03/08	2,980,000
Oneida County IDA VRDN RB for Hamilton College Civic Facility Improvements Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
535,000	3.500	01/02/08	535,000
Orange County GO VRDN Series 2005-885 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,190,000	3.470	01/03/08	1,190,000
Port Authority of New York & New Jersey Special Obligation VRDN RB for Versatile Structure Obligation Series 1994-2 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
1,000,000	3.570	01/02/08	1,000,000
Port Authority of New York & New Jersey VRDN RB Eagle Series 2007-0110 A (FSA) (Banco Bilbao) (A-1+)(a)
5,000,000	3.470	01/03/08	5,000,000
Port Authority of New York & New Jersey VRDN RB Series 2007-1928 (Morgan Stanley) (A-1+)(a)
2,993,500	3.480	01/03/08	2,993,500
Port Authority of New York & New Jersey VRDN RN for Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	3.460	01/03/08	2,000,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/ VMIG1)
8,205,000	3.390	01/03/08	8,205,000
Suffolk County GO Bonds Public Improvement Series 2007 B (MBIA) (AAA/Aaa)
3,535,000	4.000	11/01/08	3,554,240
Triborough Bridge & Tunnel Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2006-K18 Reg. D (Lehman Brothers Holdings, Inc.) (A-1)(a)
4,005,000	3.540	01/02/08	4,005,000
Triborough Bridge & Tunnel Authority Municipal Securities Trust Certificates VRDN RB Series 2000-109 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
2,255,000	3.700	01/02/08	2,255,000
Triborough Bridge & Tunnel Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT Series 2007-4483 (Merrill Lynch Capital Services SPA) (F1)(a)
3,000,000	3.540	01/03/08	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1+/ VMIG1)
3,200,000	3.380	01/03/08	3,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/ VMIG1)(c)
2,500,000	3.410	01/03/08	2,500,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
500,000	3.420	01/02/08	500,000
Westchester County GO Bonds Series 2007 B (AAA/Aaa)
2,100,000	4.000	11/15/08	2,112,666

			$299,818,582

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2007

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—3.4%
Commonwealth of Puerto Rico TRANS Series 2007 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao, KBC Bank N.V. and Banco Santander Central Hispano LOC) (SP-1+/MIG1)
$10,500,000	4.250%	07/30/08	$10,550,419

Total Investments—100.1%			$310,369,001

Liabilities in Excess of Other Assets—(0.1)%			(251,467)

Net Assets—100.0%			$310,117,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2007, these securities amounted to $158,856,000 or approximately 51.2% of net assets.
(b)	This security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At December 31, 2007, this security amounted to $3,545,000 or approximately 1.1% of net assets.
(c)	All or a portion represents a forward commitment
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CIFG	—	CDC IXIS Financial Guarantee
CP	—	Commercial Paper
CRVS	—	Custodial Residual and Variable Securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance—Insured Bond Certificates
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	—	Multi-Family Housing Optional Tenders
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Portfolios
December 31, 2007
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I— At December 31, 2007, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $343,100,000 in principal amount.

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	1.50%	01/02/08	$1,000,083,333

Banc of America Securities LLC	300,000,000	1.00	01/02/08	300,016,667

Barclays Capital PLC	500,000,000	1.75	01/02/08	500,048,611

Bear Stearns & Co., Inc.	1,000,000,000	2.00	01/02/08	1,000,111,111

Deutsche Bank Securities, Inc.	1,650,000,000	1.50	01/02/08	1,650,137,500

Greenwich Capital Markets	1,000,000,000	1.50	01/02/08	1,000,083,333

JPMorgan Securities, Inc.	1,500,000,000	1.50	01/02/08	1,500,125,000

Lehman Brothers Holdings, Inc.	250,000,000	0.75	01/02/08	250,010,417

Lehman Brothers Holdings, Inc.	1,000,000,000	1.25	01/02/08	1,000,069,444

Merrill Lynch & Co., Inc.	500,000,000	1.00	01/02/08	500,027,778

TOTAL				$8,700,713,194

At December 31, 2007, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.000%, due 01/03/08 to 06/19/08; U.S. Treasury Bonds, 3.875% to 9.875%, due 11/15/15 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 01/15/08 to 08/15/22; U.S. Treasury Notes, 0.875% to 6.000%, due 01/15/08 to 02/15/17 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 11.750%, due 01/15/08 to 08/15/17. The aggregate market value of the collateral, including accrued interest, was $8,874,009,258.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
Joint Repurchase Agreement Account II— At December 31, 2007, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Prime Obligations	$161,300,000

Money Market	110,500,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$4,000,000,000	4.85%	01/02/08	$4,001,077,778

Banc of America Securities LLC	2,000,000,000	4.50	01/02/08	2,000,500,000

Barclays Capital PLC	2,700,000,000	4.65	01/02/08	2,700,697,500

Citigroup Global Markets, Inc.	2,500,000,000	5.00	01/02/08	2,500,694,444

Deutsche Bank Securities, Inc.	6,550,000,000	4.75	01/02/08	6,551,728,472

Greenwich Capital Markets	1,000,000,000	4.75	01/02/08	1,000,263,889

Merrill Lynch & Co., Inc.	750,000,000	4.50	01/02/08	750,187,500

UBS Securities LLC	905,500,000	4.65	01/02/08	905,733,921

TOTAL				$20,410,883,504

At December 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.625% to 6.900%, due 01/10/08 to 09/22/17; Federal Home Loan Bank, 4.400% to 5.250%, due 07/28/08 to 09/12/14; Federal Home Loan Mortgage Association, 2.750% to 11.500%, due 01/03/08 to 12/01/47; Federal National Mortgage Association, 2.500% to 8.000%, due 01/15/08 to 12/01/47 and U.S. Treasury Bill, 0.000%, due 06/12/08. The aggregate market value of the collateral, including accrued interest, was $20,869,068,650.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
December 31, 2007

	Prime	Money	Treasury
	Obligations	Market	Obligations
	Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value based on amortized cost	$582,754,706	$340,932,286	$226,012,022
Repurchase agreements, at value based on amortized cost	161,300,000	110,500,000	625,600,000
Cash	75,237	—	43,211
Receivables:
Investment securities sold	—	—	—
Interest	1,273,547	1,164,222	3,294,746
Portfolio shares sold	—	1,299,331	—
Reimbursement from investment adviser	21,666	—	—
Other assets	—	—	—

Total assets	745,425,156	453,895,839	854,949,979

Liabilities:
Due to custodian	—	20,020	—
Payables:
Investment securities purchased	—	—	—
Dividend distribution	287,666	90,480	1,462,703
Amounts owed to affiliates	306,271	147,140	322,880
Portfolio shares repurchased	—	301,933	—
Accrued expenses	278,467	132,524	367,862

Total liabilities	872,404	692,097	2,153,445

Net Assets:
Paid-in capital	744,552,755	453,203,742	852,740,910
Undistributed (distributions in excess of) net investment income	19,140	—	224,771
Accumulated net realized gain (loss) on investment transactions	(19,143)	—	(169,147)

Net assets	$744,552,752	$453,203,742	$852,796,534

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net Assets:
ILA Units	$121,192,505	$393,809,055	$40,156,016
ILA Administration Units	95,770,244	14,383,436	16,911,074
ILA Service Units	434,359,112	45,010,143	434,725,527
ILA Class B Units	25,970,630	—	—
ILA Class C Units	43,663,253	—	—
ILA Cash Management Shares	23,597,008	1,108	361,003,917

Units/Shares outstanding:
ILA Units	121,192,505	393,809,055	40,153,397
ILA Administration Units	95,770,244	14,383,436	16,909,975
ILA Service Units	434,355,518	45,010,143	434,697,150
ILA Class B Units	25,970,663	—	—
ILA Class C Units	43,662,777	—	—
ILA Cash Management Shares	23,597,009	1,108	360,980,388

Total units/shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/shares authorized)	744,548,716	453,203,742	852,740,910

The accompanying notes are an integral part of these financial statements.

Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$303,975,246	$2,284,595,275	$920,537,271	$670,994,502	$310,369,001
—	—	—	—	—
37,917	9,279	71,910	109,246	52,658

—	—	4,901	15,000	—
772,779	7,965,678	6,192,948	4,296,172	2,400,927
—	—	4,000	—	—
—	—	—	—	—
336	—	2,561	—	—

304,786,278	2,292,570,232	926,813,591	675,414,920	312,822,586

—	—	—	—	—

—	—	32,750,069	4,095,000	2,500,000
436,468	233,641	116,026	60,196	7,343
108,480	843,486	301,047	219,745	105,413
—	—	104,842	—	—
149,937	570,957	215,073	124,606	92,296

694,885	1,648,084	33,487,057	4,499,547	2,705,052

304,051,259	2,290,898,436	893,283,670	670,912,034	310,097,651
40,134	70,133	(2,317)	—	(1,445)
—	(46,421)	45,181	3,339	21,328

$304,091,393	$2,290,922,148	$893,326,534	$670,915,373	$310,117,534

$1.00	$1.00	$1.00	$1.00	$1.00

$9,054,595	$82,945,551	$147,043,892	$176,449,126	$56,353,299
112,629,068	2,005,663,542	725,018,445	494,463,486	253,294,858
175,160,431	95,937,648	20,559,164	1,735	468,260
—	—	—	—	—
—	—	—	—	—
7,247,299	106,375,407	705,033	1,026	1,117

9,053,402	82,944,692	147,002,240	176,435,366	56,348,212
112,614,219	2,005,642,777	724,813,161	494,424,921	253,271,997
175,137,295	95,936,653	20,553,338	1,735	468,217
—	—	—	—	—
—	—	—	—	—
7,246,343	106,374,314	704,833	1,026	1,117

304,051,259	2,290,898,436	893,073,572	670,863,048	310,089,543

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Year Ended December 31, 2007

	Prime	Money	Treasury
	Obligations	Market	Obligations
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—from unaffiliated issuers	$38,057,931	$22,902,692	$33,594,405
Interest income—from affiliated issuers	—	—	24,792

Total investment income	38,057,931	22,902,692	33,619,197

Expenses:
Portfolio-Level Expenses:
Management fees	2,496,728	1,499,444	2,428,424
Transfer Agent fees	285,340	171,365	277,534
Custody and accounting fees	111,271	59,633	105,811
Registration fees	105,760	53,112	52,067
Professional fees	75,897	69,247	66,294
Printing fees	43,251	19,996	26,691
Shareholder proxy meeting expense	17,292	23,145	12,408
Trustee fees	15,970	15,970	15,970
Other	26,044	93,576	29,644

Subtotal	3,177,553	2,005,488	3,014,843
Class Specific Expenses:
Service Unit fees	1,457,591	351,409	2,049,427
Administration Unit fees	128,134	16,299	7,298
Distribution and Service fees-Class B and Class C Units	543,716	—	—
Distribution fees-Cash Management Shares	115,307	5	712,565
Cash Management Share fees	115,307	5	712,565

Total expenses	5,537,608	2,373,206	6,496,698
Less—expense reductions	(179,871)	(125,363)	(615,174)

Net expenses	5,357,737	2,247,843	5,881,524

Net investment income	32,700,194	20,654,849	27,737,673

Net realized gain (loss) from investment transactions	(1,657)	721	77,630

Net increase in net assets resulting from operations	$32,698,537	$20,655,570	$27,815,303

The accompanying notes are an integral part of these financial statements.

Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$15,534,926	$101,959,118	$28,918,063	$20,061,921	$12,428,475
—	—	—	—	—

15,534,926	101,959,118	28,918,063	20,061,921	12,428,475

1,205,881	6,941,854	2,756,554	1,963,576	1,200,694
137,815	793,355	315,035	224,409	137,222
79,418	214,445	124,358	98,474	76,360
30,260	48,781	39,560	27,380	19,680
66,297	74,985	77,376	70,437	71,306
19,353	57,435	50,795	23,673	20,364
12,045	24,607	17,881	15,366	13,393
15,970	15,970	15,970	15,970	15,970
22,801	100,837	63,929	14,299	7,321

1,589,840	8,272,269	3,461,458	2,453,584	1,562,310

1,193,339	473,426	84,871	7	1,845
54,276	2,666,537	929,541	633,065	436,973
—	—	—	—	—
20,251	191,635	9,164	5	174
20,251	191,635	9,164	5	174

2,877,957	11,795,502	4,494,198	3,086,666	2,001,476
(117,101)	(187,385)	(62,174)	(16,062)	(72,399)

2,760,856	11,608,117	4,432,024	3,070,604	1,929,077

12,774,070	90,351,001	24,486,039	16,991,317	10,499,398

480,524	103,190	170,879	47,721	36,945

$13,254,594	$90,454,191	$24,656,918	$17,039,038	$10,536,343

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Prime Obligations Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

From operations:
Net investment income	$32,700,194	$24,726,941
Net realized gain (loss) from investment transactions	(1,657)	(9,878)

Net increase in net assets resulting from operations	32,698,537	24,717,063

Distributions to units/shareholders:
From net investment income
ILA Units	(9,157,871)	(8,572,699)
ILA Administration Units	(4,053,876)	(3,772,593)
ILA Service Units	(16,376,304)	(11,039,567)
ILA Class B Units	(725,335)	(403,496)
ILA Class C Units	(1,389,299)	(675,527)
ILA Cash Management Shares	(995,855)	(253,181)

Total distributions to unit/shareholders	(32,698,540)	(24,717,063)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	2,327,701,446	1,684,234,581
Proceeds received in connection with merger	120,763,136	—
Reinvestment of dividends and distributions	28,509,441	21,937,582
Cost of units/shares repurchased	(2,405,695,010)	(1,544,637,255)

Net increase (decrease) in net assets resulting from share transactions	71,279,013	161,534,908

Net increase (decrease)	71,279,010	161,534,908

Net assets:
Beginning of year	673,273,742	511,738,834

End of year	$744,552,752	$673,273,742

Undistributed net investment income	$19,140	$17,486

*	Includes distributions from net realized gains of ($7,908), ($61,990), ($371,645), and ($4,638) for ILA Units, Administration Units, Service Shares, and Cash Management Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Treasury Obligations Portfolio		Treasury Instruments Portfolio

For the	For the	For the	For the	For the		For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007		December 31, 2006

$20,654,849	$61,063,342	$27,737,673	$35,810,005	$12,774,070		$14,225,631
721	29,007	77,630	(83,431)	480,524		(44,146)

20,655,570	61,092,349	27,815,303	35,726,574	13,254,594		14,181,485

(16,166,340)	(17,998,562)	(1,514,386)	(2,060,949)	(242,915	)*	(614,999)
(516,010)	(28,379,516)	(180,349)	(410,620)	(1,394,446	)*	(1,202,483)
(3,973,168)	(10,661,127)	(21,077,797)	(27,460,941)	(11,442,802	)*	(11,909,249)
—	—	—	—	—		—
—	—	—	—	—		—
(52)	(4,053,144)	(4,987,147)	(5,794,064)	(140,088	)*	(458,341)

(20,655,570)	(61,092,349)	(27,759,679)	(35,726,574)	(13,220,251)		(14,185,072)

1,249,880,588	4,231,521,884	2,787,181,226	1,968,089,116	1,096,110,239		908,246,129
—	—	—	—	—		—
19,237,105	60,477,013	2,774,632	1,773,785	1,621,898		2,104,652
(1,375,366,871)	(5,655,294,599)	(2,669,246,995)	(2,257,217,409)	(985,070,514)		(1,135,232,342)

(106,249,178)	(1,363,295,702)	120,708,863	(287,354,508)	112,661,623		(224,881,561)

(106,249,178)	(1,363,295,702)	120,764,487	(287,354,508)	112,695,966		(224,885,148)

559,452,920	1,922,748,622	732,032,047	1,019,386,555	191,395,427		416,280,575

$453,203,742	$559,452,920	$852,796,534	$732,032,047	$304,091,393		$191,395,427

$—	$—	$224,771	$246,777	$40,134		$51,717

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets (continued)

	Federal Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

From operations:
Net investment income	$90,351,001	$104,228,269
Net realized gain (loss) from investment transactions	103,190	(78,818)

Net increase in net assets resulting from operations	90,454,191	104,149,451

Distributions to unit/shareholders:
From net investment income
ILA Units	(2,296,548)	(17,037,409)
ILA Administration Units	(81,827,453)	(75,489,554)
ILA Service Units	(4,876,533)	(8,548,347)
ILA Cash Management Shares	(1,431,565)	(3,069,790)
From net realized gains
ILA Units	—	—
ILA Administration Units	—	—
ILA Service Units	—	—
ILA Cash Management Shares	—	—

Total distributions to unit/shareholders	(90,432,099)	(104,145,100)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	4,066,200,277	5,884,708,299
Reinvestment of dividends and distributions	88,111,960	102,434,691
Cost of units/shares repurchased	(3,845,299,187)	(6,599,465,624)

Net increase (decrease) in net assets resulting from share transactions	309,013,050	(612,322,634)

Net increase (decrease)	309,035,142	(612,318,283)

Net assets:
Beginning of year	1,981,887,006	2,594,205,289

End of year	$2,290,922,148	$1,981,887,006

Undistributed (distributions in excess of) net investment income	$70,133	$151,231

The accompanying notes are an integral part of these financial statements.

Tax-Exempt Diversified Portfolio		Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

$24,486,039	$48,203,710	$16,991,317	$16,441,743	$10,499,398	$10,961,272
170,879	38,487	47,721	158,193	36,945	28,555

24,656,918	48,242,197	17,039,038	16,599,936	10,536,343	10,989,827

(4,697,710)	(9,987,097)	(4,358,918)	(5,036,404)	(1,637,832)	(1,824,779)
(19,135,362)	(35,108,350)	(12,632,319)	(10,909,454)	(8,847,763)	(8,021,075)
(603,798)	(542,624)	(47)	(45)	(12,877)	(9,187)
(49,169)	(2,565,639)	(33)	(495,840)	(926)	(1,106,231)

(20,069)	(5,057)	(10,843)	(33,474)	(2,676)	(2,902)
(102,408)	(22,974)	(33,539)	(119,183)	(12,918)	(25,765)
(3,002)	(798)	—	(1)	(23)	(36)
(219)	(110)	—	(3)	—	(119)

(24,611,737)	(48,232,649)	(17,035,699)	(16,594,404)	(10,515,015)	(10,990,094)

5,388,870,889	15,369,650,889	3,804,253,403	4,888,013,358	2,321,520,992	2,476,628,929
22,910,126	46,496,523	15,735,025	15,829,552	10,201,992	10,900,341
(5,221,635,013)	(16,863,808,950)	(3,700,264,690)	(4,949,398,395)	(2,391,904,911)	(2,482,366,585)

190,146,002	(1,447,661,538)	119,723,738	(45,555,485)	(60,181,927)	5,162,685

190,191,183	(1,447,651,990)	119,727,077	(45,549,953)	(60,160,599)	5,162,418

703,135,351	2,150,787,341	551,188,296	596,738,249	370,278,133	365,115,715

$893,326,534	$703,135,351	$670,915,373	$551,188,296	$310,117,534	$370,278,133

$(2,317)	$(2,317)	$—	$—	$(1,445)	$(1,445)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
December 31, 2007

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs— Institutional Liquid Assets Portfolios (collectively “ILA” or “Portfolios,” or individually, a “Portfolio”). ILA consists of eight Portfolios: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of settled shares of each class.
C. Federal Taxes and Distributions to Unit/Shareholders—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Capital gain distributions, if any, are declared and paid annually.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The tax character of distributions paid during the fiscal year ended December 31, 2007 was ordinary income for Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, and Federal Portfolios.

2.	Significant Accounting Policies (continued)
   The tax character of distributions paid during the fiscal year ended December 31, 2007 for the Tax-Exempt Portfolios was as follows:

	Tax-	Tax-	Tax-
	Exempt	Exempt	Exempt
	Diversified	California	New York

Distributions paid from:
Tax-Exempt Income	$24,486,039	$16,991,317	$10,499,398
Taxable Income	44,892	356	—
Net long-term capital gains	80,806	44,026	15,617

Total distributions	$24,611,737	$17,035,699	$10,515,015

   As of December 31, 2007, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any.
   At December 31, 2007, the following Portfolios had a capital loss carryforward for U.S. federal tax purposes of:

	Prime	Treasury
	Obligations	Obligations	Federal

Capital Loss Carryforward(1)
Expiring 2013	$7,608	$85,716	$—
Expiring 2014	9,878	83,431	46,421
Expiring 2015	1,657	—	—

Capital Loss Carryforward(2)	$19,143	$169,147	$46,421

(1)	Expiration occurs on December 31 of the year indicated.
(2)	During the year ended December 31, 2007, Treasury Obligations, Treasury Instruments, and Federal Portfolios utilized $77,630, 45,926, and 103,190, respectively, of capital loss carryforwards.
   The above amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.
   In order to present certain components of a Portfolio’s capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios and relate solely to dividend redesignations.

	Accumulated
	Net Realized
	Loss on	Undistributed
	Investment	Net Investment
Portfolio	Transactions	Income

Money Market	$(721)	$721

Treasury Instruments	11,583	(11,583)

   The Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), on June 29, 2007. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for open tax years (tax years ended December 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements.
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line and/or “pro rata” basis depending upon the nature of the expense.
   Unit/ Shareholders of Administration, Service, Class B, Class C, and Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans.
E. Forward Commitment Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfo-

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2007

2.	Significant Accounting Policies (continued)
lios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
3. Agreements
A. Management Agreement—
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as an investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
B. Distribution Agreement and Service Plan—
The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units which may be reallowed to Authorized Dealers.
   The Trust, on behalf of Cash Management Shares of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 0.50% of the average daily net assets attributable to Cash Management Shares (“CMS”). GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as each ILA Portfolio’s distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plan for a portion of the ILA Prime Obligations Class B and Class C Units’ contingent deferred sales charges. During the year ended December 31, 2007, Goldman Sachs has advised the Portfolio that it retained approximately $300 and $10,700 in contingent deferred sales charges from Class B and Class C Units, respectively.
C. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent for the Portfolios and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
D. Service Plan and Shareholder Administration Plan—
The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (the “Plans”). The Plans allow for Administration Units, Service Units and Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units/shares. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50%, on an annualized basis, respectively, of the average daily net asset value of the respective units/shares.
E. Other Agreements—
GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Service plan and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder proxy meeting and other extraordinary expenses, exclusive of any custody and Transfer Agency fee credit reductions) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the year ended December 31, 2007, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses.
   In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

	Other		Transfer	CMS
	Expense	Custody	Agent	Share
	Reimburse-	Fee	Fee	Distribution
Portfolio	ments	Reductions	Reductions	Fee Waiver	Total

Prime Obligations	$64	$6	$11	$99	$180

Money Market	123	2	—	—	125

Treasury Obligations	—	2	—	613	615

Treasury Instruments	83	17	—	17	117

Federal	—	22	—	165	187

Tax-Exempt Diversified	25	29	—	8	62

Tax-Exempt California	3	13	—	—	16

Tax-Exempt New York	60	12	—	—	72

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2007

   As of December 31, 2007, the amounts owed to GSAM and its affiliates were as follows (in thousands):

				Affiliated
		Distribution	Transfer	Dealers
	Management	and Service	Agent	Service	Over
Portfolio	Fees	Fees	Fees	Fees	Reimbursement	Total

Prime Obligations	$191	$59	$35	21	—	$306

Money Market	127	—	14	—	6	147

Treasury Obligations	252	21	29	1	20	323

Treasury Instruments	78	—	9	5	16	108

Federal	577	21	84	161	—	843

Tax-Exempt Diversified	207	—	30	57	7	301

Tax-Exempt California	156	—	22	37	5	220

Tax-Exempt New York	73	—	10	21	1	105

4. Line of Credit Facility
The Portfolios participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, each Portfolio must own securities having a market value in excess of 300% of each Portfolio’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the year ended December 31, 2007, the Portfolios did not have any borrowings under the facility.
5. Portfolio Concentrations
As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
6. Other Matters
Exemptive Orders—Pursuant to SEC exemptive orders, the Goldman Sachs money market portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.
Mergers and Reorganizations—At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free reorganization of the AXA Enterprise Money Market Fund by Prime Obligations. The reorganization was completed on June 25, 2007 as of the close of business June 22, 2007.
   Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Money Market Fund (“Acquired Fund”) Class B, Class C, Class A and Class Y were reorganized into Prime Obligations (“Survivor Portfolio”) Class B, Class C, Service Class and Service Class, respectively, in a tax-free exchange as follows:

			Acquired
	Exchanged		Fund’s Shares
	Shares of	Value of	Outstanding
	Survivor	Exchanged	as of
Survivor/Acquired Fund	Issued	Shares	June 22, 2007

Prime Obligations Class B/
AXA Enterprise Money Market Class B	20,692,010	$20,691,977	20,692,010

Prime Obligations Class C/
AXA Enterprise Money Market Class C	9,678,595	9,679,073	9,678,595

Prime Obligations Service Class/
AXA Enterprise Money Market Class A	76,773,580	76,776,891	76,773,580

Prime Obligations Service Class/
AXA Enterprise Money Market Class Y	13,614,912	13,615,195	13,614,912

6.	Other Matters (continued)
   The following chart shows the Survivor Portfolio’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization).

Survivor
	Survivor	Acquired	Portfolio’s
	Portfolio’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	reorganization	reorganization	reorganization

Prime Obligations/
AXA Enterprise Money Market	$367,979,094	$120,763,136	$488,742,230

New Accounting Pronouncement— On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157, “Fair Value Measurement” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements; however, additional disclosures will be required.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2007

7. Summary of Unit/ Share Transactions (at $1.00 per unit/share)
Unit/share activity is as follows:

	Prime Obligations Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

ILA Units
Units sold	953,084,583	743,894,709
Reinvestment of dividends and distributions	5,596,566	6,266,300
Units repurchased	(1,128,382,601)	(594,618,354)

	(169,701,452)	155,542,655

ILA Administration Units
Units sold	185,774,657	242,360,920
Reinvestment of dividends and distributions	4,016,810	3,743,690
Units repurchased	(167,779,328)	(282,826,591)

	22,012,139	(36,721,981)

ILA Service Units
Units sold	822,109,499	524,295,150
Shares issued in connection with merger	90,388,492	—
Units converted from ILA Class B(a)	2,944,065	1,121,221
Reinvestment of dividends and distributions	15,863,205	10,637,201
Units repurchased	(773,683,207)	(487,557,637)

	157,622,054	48,495,935

ILA Class B Units
Units sold	11,047,825	8,503,962
Shares issued in connection with merger	20,692,010	—
Units converted to ILA Service Units(a)	(2,944,065)	(1,121,221)
Reinvestment of dividends and distributions	684,573	370,182
Units repurchased	(12,817,904)	(10,748,381)

	16,662,439	(2,995,458)

ILA Class C Units
Shares sold	71,220,634	20,384,733
Shares issued in connection with merger	9,678,595	—
Reinvestment of dividends and distributions	1,357,904	667,042
Units repurchased	(56,985,831)	(22,441,014)

	25,271,302	(1,389,239)

ILA Cash Management Shares
Shares sold	282,636,629	144,795,107
Reinvestment of dividends and distributions	990,383	253,167
Shares repurchased	(264,218,520)	(146,445,278)

	19,408,492	(1,397,004)

Net increase (decrease) in units/shares	71,274,974	161,534,908

(a)	Class B Units will automatically convert into Service Units on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Money Market Portfolio		Treasury Obligations Portfolio		Treasury Instruments Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

394,351,000	593,363,905	519,817,296	581,598,655	40,821,869	39,955,421
15,942,966	17,863,691	359,516	1,318,477	234,875	613,990
(310,414,161)	(895,506,083)	(505,198,092)	(647,320,658)	(35,604,952)	(63,085,029)

99,879,805	(284,278,487)	14,978,720	(64,403,526)	5,451,792	(22,515,618)

75,760,439	1,137,162,925	75,754,697	67,047,683	221,320,061	116,305,776
44,151	28,103,108	176,710	398,892	1,233,870	1,116,221
(70,992,605)	(2,103,549,128)	(59,173,930)	(78,667,153)	(133,155,985)	(131,948,209)

4,811,985	(938,283,095)	16,757,477	(11,220,578)	89,397,946	(14,526,212)

779,769,149	2,251,795,093	1,262,499,454	1,165,314,264	818,892,274	709,575,500
—	—	—	—	—	—
—	—	—	—	—	—
3,249,937	10,457,132	24,862	52,203	13,060	2,746
(993,959,532)	(2,268,746,778)	(1,475,114,322)	(1,274,503,465)	(802,374,161)	(876,642,961)

(210,940,446)	(6,494,553)	(212,590,006)	(109,136,998)	16,531,173	(167,064,715)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	249,199,961	929,109,779	154,128,514	15,076,035	42,409,432
51	4,053,082	2,213,544	4,213	140,093	371,695
(573)	(387,492,610)	(629,760,651)	(256,726,133)	(13,935,416)	(63,556,143)

(522)	(134,239,567)	301,562,672	(102,593,406)	1,280,712	(20,775,016)

(106,249,178)	(1,363,295,702)	120,708,863	(287,354,508)	112,661,623	(224,881,561)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2007

7. Summary of Unit/ Share Transactions (at $1.00 per unit/share) (continued)
Unit/share activity is as follows:

	Federal Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

ILA Units
Units sold	238,528,451	579,450,208
Reinvestment of dividends and distributions	2,102,478	16,967,666
Units repurchased	(185,280,798)	(1,353,015,360)

	55,350,131	(756,597,486)

ILA Administration Units
Units sold	2,250,491,335	3,059,483,163
Reinvestment of dividends and distributions	81,821,050	75,489,050
Units repurchased	(2,082,355,535)	(2,860,739,193)

	249,956,850	274,233,020

ILA Service Units
Units sold	1,150,810,640	2,055,154,217
Reinvestment of dividends and distributions	2,756,873	6,908,212
Units repurchased	(1,255,980,462)	(2,067,893,959)

	(102,412,949)	(5,831,530)

ILA Cash Management Shares
Shares sold	426,369,851	190,620,711
Reinvestment of dividends and distributions	1,431,559	3,069,763
Shares repurchased	(321,682,392)	(317,817,112)

	106,119,018	(124,126,638)

Net increase (decrease) in units/shares	309,013,050	(612,322,634)

Tax-Exempt Diversified Portfolio		Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007	December 31, 2006

228,659,362	1,566,880,331	466,165,317	766,428,889	104,259,372	292,622,917
4,636,168	9,865,287	4,136,157	4,686,742	1,586,163	1,789,849
(211,421,550)	(2,085,697,775)	(424,158,138)	(909,601,921)	(86,016,859)	(358,159,108)

21,873,980	(508,952,157)	46,143,336	(138,486,290)	19,828,676	(63,746,342)

5,071,224,271	12,644,873,082	3,338,086,936	3,808,388,132	2,216,969,652	1,951,385,664
17,996,875	33,949,979	11,598,789	10,646,888	8,602,008	7,994,921
(4,921,515,196)	(13,466,391,671)	(3,276,096,489)	(3,698,736,312)	(2,304,090,205)	(1,834,071,617)

167,705,950	(787,568,610)	73,589,236	120,298,708	(78,518,545)	125,308,968

73,553,820	65,637,503	150	179	—	2,900,000
277,083	230,275	48	45	12,901	9,223
(71,011,757)	(72,453,831)	(210)	(180)	(1,000)	(2,525,000)

2,819,146	(6,586,053)	(12)	44	11,901	384,223

15,433,436	1,092,259,973	1,000	313,196,158	291,968	229,720,348
—	2,450,982	31	495,877	920	1,106,348
(17,686,510)	(1,239,265,673)	(9,853)	(341,059,982)	(1,796,847)	(287,610,860)

(2,253,074)	(144,554,718)	(8,822)	(27,367,947)	(1,503,959)	(56,784,164)

190,146,002	(1,447,661,538)	119,723,738	(45,555,485)	(60,181,927)	5,162,685

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Prime Obligations Portfolio

									Ratios assuming no
									expense reductions

										Ratio of net
								Ratio of net		investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	income
	value,	Net	from net	value,		end	expenses to	income to	expenses to	(loss) to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.049	$(0.049)	$1.00	5.01%	$121,193	0.43%	4.92%	0.44%	4.91%
2007-ILA Administration Units	1.00	0.047	(0.047)	1.00	4.86	95,770	0.58	4.75	0.59	4.74
2007-ILA Service Units	1.00	0.045	(0.045)	1.00	4.59	434,359	0.83	4.49	0.84	4.48
2007-ILA B Units	1.00	0.039	(0.039)	1.00	3.97	25,971	1.43	3.88	1.44	3.87
2007-ILA C Units	1.00	0.039	(0.039)	1.00	3.97	43,663	1.43	3.89	1.44	3.88
2007-ILA Cash Management Shares	1.00	0.043	(0.043)	1.00	4.42	23,597	1.00	4.32	1.44	3.88

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.73	290,894	0.43	4.70	0.46	4.67
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.58	73,758	0.58	4.44	0.61	4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.32	276,733	0.83	4.26	0.86	4.23
2006-ILA B Units	1.00	0.036	(0.036)	1.00	3.69	9,308	1.43	3.63	1.46	3.60
2006-ILA C Units	1.00	0.036	(0.036)	1.00	3.69	18,392	1.43	3.63	1.46	3.60
2006-ILA Cash Management Shares	1.00	0.041	(0.041)	1.00	4.14	4,189	1.00	3.98	1.46	3.52

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	135,351	0.43	2.81	0.46	2.78
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	110,480	0.58	2.79	0.61	2.76
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	228,238	0.83	2.45	0.86	2.42
2005-ILA B Units	1.00	0.019	(0.019)	1.00	1.90	12,304	1.43	1.80	1.46	1.77
2005-ILA C Units	1.00	0.019	(0.019)	1.00	1.90	19,781	1.43	1.87	1.46	1.84
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	5,585	1.00	2.29	1.46	1.83

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.00	160,780	0.43	1.00	0.47	0.96
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58	0.86	0.62	0.82
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83	0.63	0.87	0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07	0.35	1.47	(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07	0.36	1.47	(0.04)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97	0.40	1.47	(0.10)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44	0.81	0.44	0.81
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59	0.65	0.59	0.65
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84	0.39	0.84	0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99	0.24	1.44	(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99	0.24	1.44	(0.21)
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96	0.26	1.44	(0.22)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Money Market Portfolio

									Ratios assuming no
									expense reductions

										Ratio of net
								Ratio of net		investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	income
	value,	Net	from net	value,		end	expenses to	income to	expenses to	(loss) to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.049	$(0.049)	$1.00	5.02%	$393,809	0.44%	4.90%	0.47%	4.87%
2007-ILA Administration Units	1.00	0.047	(0.047)	1.00	4.86	14,383	0.59	4.75	0.62	4.72
2007-ILA Service Units	1.00	0.045	(0.045)	1.00	4.60	45,010	0.84	4.52	0.87	4.49
2007-ILA Cash Management Shares	1.00	0.043	(0.043)	1.00	4.42	1	1.01	4.51	1.47	4.05

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.72	293,929	0.43	4.54	0.43	4.54
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.57	9,571	0.57	4.31	0.57	4.31
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.31	255,951	0.83	4.22	0.83	4.22
2006-ILA Cash Management Shares	1.00	0.040	(0.040)	1.00	4.13	2	0.99	3.87	1.42	3.44

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	578,208	0.41	2.85	0.41	2.85
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	947,855	0.56	2.73	0.56	2.73
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	262,445	0.81	2.48	0.81	2.48
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	134,241	0.98	2.27	1.41	1.84

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.03	546,525	0.42	1.02	0.42	1.02
2004-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57	0.91	0.57	0.91
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82	0.61	0.82	0.61
2004-ILA Cash Management Shares	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95	0.36	1.42	(0.11)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41	0.85	0.41	0.85
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56	0.67	0.56	0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81	0.44	0.81	0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93	0.31	1.41	(0.17)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Treasury Obligations Portfolio

									Ratios assuming no
									expense reductions

										Ratio of net
								Ratio of net		investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	income
	value,	Net	from net	value,		end	expenses to	income to	expenses to	(loss) to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.045	$(0.045)	$1.00	4.56%	$40,156	0.43%	4.44%	0.43%	4.44%
2007-ILA Administration Units	1.00	0.043	(0.043)	1.00	4.40	16,911	0.58	3.70	0.58	3.70
2007-ILA Service Units	1.00	0.041	(0.041)	1.00	4.14	434,726	0.83	4.11	0.83	4.11
2007-ILA Cash Management Shares	1.00	0.039	(0.039)	1.00	3.97	361,004	1.00	3.49	1.43	3.06

2006-ILA Units	1.00	0.043	(0.043)	1.00	4.62	25,175	0.43	4.34	0.43	4.34
2006-ILA Administration Units	1.00	0.042	(0.042)	1.00	4.46	152	0.58	4.23	0.58	4.23
2006-ILA Service Units	1.00	0.041	(0.041)	1.00	4.20	647,287	0.83	4.11	0.83	4.11
2006-ILA Cash Management Shares	1.00	0.039	(0.039)	1.00	4.02	59,418	1.00	3.87	1.43	3.44

2005-ILA Units	1.00	0.027	(0.027)	1.00	2.77	89,579	0.43	2.55	0.43	2.55
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.62	11,373	0.58	2.57	0.58	2.57
2005-ILA Service Units	1.00	0.023	(0.023)	1.00	2.36	756,424	0.83	2.41	0.83	2.41
2005-ILA Cash Management Shares	1.00	0.021	(0.021)	1.00	2.19	162,011	1.00	2.63	1.43	2.20

2004-ILA Units	1.00	0.009	(0.009)	1.00	0.91	156,027	0.43	0.92	0.43	0.92
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.76	12,900	0.58	0.74	0.58	0.74
2004-ILA Service Units	1.00	0.005	(0.005)	1.00	0.51	554,391	0.83	0.47	0.83	0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.40	8,035	0.92	0.26	1.43	(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42	0.73	0.42	0.73
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57	0.55	0.57	0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82	0.36	0.82	0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91	0.23	1.42	(0.28)

(a)	Calculated based on the average units /shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder /shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Treasury Instruments Portfolio

											Ratios assuming no
											expense reductions

												Ratio of net
										Ratio of net		investment
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	income
	value,	Net		from net		value,		end	expenses to	income to	expenses to	(loss) to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0	.042(c)	$(0	.042)(c)	$1.00	4.32%	$9,055	0.43%	3.94%	0.46%	3.91%
2007-ILA Administration Units	1.00	0	.041(c)	(0	.041)(c)	1.00	4.16	112,629	0.58	3.68	0.61	3.65
2007-ILA Service Units	1.00	0	.038(c)	(0	.038)(c)	1.00	3.91	175,160	0.83	3.71	0.86	3.68
2007-ILA Cash Management Shares	1.00	0	.037(c)	(0	.037)(c)	1.00	3.73	7,247	1.00	3.34	1.46	2.88

2006-ILA Units	1.00	0.042		(0.042)		1.00	4.42	3,602	0.43	4.19	0.48	4.14
2006-ILA Administration Units	1.00	0.041		(0.041)		1.00	4.26	23,217	0.58	4.14	0.64	4.08
2006-ILA Service Units	1.00	0.039		(0.039)		1.00	4.00	158,611	0.83	3.92	0.88	3.87
2006-ILA Cash Management Shares	1.00	0.035		(0.035)		1.00	3.82	5,966	1.00	3.51	1.47	3.04

2005-ILA Units	1.00	0.026		(0.026)		1.00	2.59	26,118	0.43	2.50	0.45	2.48
2005-ILA Administration Units	1.00	0.024		(0.024)		1.00	2.44	37,744	0.58	2.43	0.60	2.41
2005-ILA Service Units	1.00	0.022		(0.022)		1.00	2.18	325,678	0.83	2.15	0.85	2.13
2005-ILA Cash Management Shares	1.00	0.020		(0.020)		1.00	2.01	26,741	1.00	2.00	1.45	1.55

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.85	33,836	0.43	0.79	0.44	0.78
2004-ILA Administration Units	1.00	0.007		(0.007)		1.00	0.70	33,103	0.58	0.68	0.59	0.67
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.44	372,296	0.83	0.40	0.84	0.39
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.38	15,775	0.88	0.31	1.44	(0.25)

2003-ILA Units	1.00	0.007		(0.007)		1.00	0.65	51,264	0.44	0.63	0.45	0.62
2003-ILA Administration Units	1.00	0.005		(0.005)		1.00	0.50	31,275	0.59	0.44	0.60	0.43
2003-ILA Service Units	1.00	0.003		(0.003)		1.00	0.25	362,436	0.84	0.21	0.85	0.20
2003-ILA Cash Management Shares	1.00	0.002		(0.002)		1.00	0.23	29,656	0.86	0.18	1.45	(0.41)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.
(c)	Net investment income and distributions from net investment income contain $0.001 of realized capital gains.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Federal Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	investment	end	Total	of year	average net	average net	average net	to average
Year—Unit/Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.047	$(0.047)	$1.00	4.85%	$82,946	0.41%	4.67%	0.42%	4.66%
2007-ILA Administration Units	1.00	0.046	(0.046)	1.00	4.69	2,005,664	0.56	4.60	0.57	4.59
2007-ILA Service Units	1.00	0.043	(0.043)	1.00	4.43	95,938	0.81	4.11	0.82	4.10
2007-ILA Cash Management Shares	1.00	0.042	(0.042)	1.00	4.25	106,375	0.98	3.77	1.42	3.33

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.65	27,595	0.41	4.32	0.41	4.32
2006-ILA Administration Units	1.00	0.044	(0.044)	1.00	4.49	1,755,687	0.56	4.41	0.56	4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.23	198,350	0.81	4.18	0.81	4.18
2006-ILA Cash Management Shares	1.00	0.038	(0.038)	1.00	4.06	255	0.98	3.81	1.41	3.38

2005-ILA Units	1.00	0.028	(0.028)	1.00	2.82	784,191	0.41	2.74	0.41	2.74
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.67	1,481,451	0.56	2.64	0.56	2.64
2005-ILA Service Units	1.00	0.024	(0.024)	1.00	2.41	204,181	0.81	2.39	0.81	2.39
2005-ILA Cash Management Shares	1.00	0.022	(0.022)	1.00	2.24	124,382	0.98	2.13	1.41	1.70

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	937,553	0.41	0.94	0.41	0.94
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	1,412,667	0.56	0.84	0.56	0.84
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	230,227	0.81	0.54	0.81	0.54
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.42	151,658	0.94	0.26	1.41	(0.21)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41	0.79	0.41	0.79
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56	0.62	0.56	0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81	0.37	0.81	0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93	0.26	1.41	(0.22)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Tax-Exempt Diversified Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net		value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	investment		end	Total	of year	average net	average net	average net	to average
Year—Unit/Share Class	of year	income(a)	income		of year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.032	$(0.032	)(c)	$1.00	3.31%	$147,044	0.43%	3.24%	0.44%	3.23%
2007-ILA Administration Units	1.00	0.031	(0.031	)(c)	1.00	3.15	725,018	0.58	3.09	0.59	3.08
2007-ILA Service Units	1.00	0.028	(0.028	)(c)	1.00	2.90	20,559	0.83	2.85	0.84	2.84
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)	1.00	2.72	705	1.00	2.68	1.44	2.24

2006-ILA Units	1.00	0.029	(0.029	)(c)	1.00	3.08	125,168	0.41	2.92	0.42	2.92
2006-ILA Administration Units	1.00	0.028	(0.028	)(c)	1.00	2.93	557,264	0.57	2.84	0.57	2.84
2006-ILA Service Units	1.00	0.026	(0.026	)(c)	1.00	2.67	17,741	0.82	2.62	0.82	2.62
2006-ILA Cash Management Shares	1.00	0.024	(0.024	)(c)	1.00	2.50	2,963	0.98	2.38	1.41	1.95

2005-ILA Units	1.00	0.020	(0.020)		1.00	2.02	634,174	0.41	1.98	0.41	1.98
2005-ILA Administration Units	1.00	0.019	(0.019)		1.00	1.87	1,344,727	0.56	1.83	0.56	1.83
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.61	24,328	0.81	1.59	0.81	1.59
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.44	147,558	0.98	1.41	1.41	0.98

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.82	697,374	0.41	0.80	0.41	0.80
2004-ILA Administration Units	1.00	0.007	(0.007)		1.00	0.67	1,338,658	0.56	0.69	0.56	0.69
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.42	23,652	0.81	0.43	0.81	0.43
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	139,086	0.87	0.28	1.41	(0.26)

2003-ILA Units	1.00	0.007	(0.007)		1.00	0.68	722,008	0.41	0.68	0.41	0.68
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.52	792,220	0.56	0.50	0.56	0.50
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.33	14,285	0.75	0.36	0.81	0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	362,923	0.75	0.32	1.41	(0.34)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions.
(c)	Amount includes $0.00014 and $0.0004 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Tax-Exempt California Portfolio

										Ratios assuming no
										expense reductions

											Ratio of net
									Ratio of net		investment
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	income
	value,	Net	from net		value,		end of	expenses to	income to	expenses to	(loss) to
	beginning	investment	investment		end of	Total	year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income		year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.031	$(0.031	)(c)	$1.00	3.20%	$176,449	0.43%	3.14%	0.44%	3.13%
2007-ILA Administration Units	1.00	0.030	(0.030	)(c)	1.00	3.05	494,463	0.58	2.99	0.59	2.98
2007-ILA Service Units	1.00	0.027	(0.027	)(c)	1.00	2.79	2	0.83	2.73	0.84	2.72
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)	1.00	2.62	1	1.00	2.64	1.44	2.20

2006-ILA Units	1.00	0.029	(0.029	)(c)	1.00	3.03	130,302	0.43	2.90	0.44	2.90
2006-ILA Administration Units	1.00	0.028	(0.028	)(c)	1.00	2.87	420,875	0.58	2.82	0.59	2.81
2006-ILA Service Units	1.00	0.026	(0.026	)(c)	1.00	2.62	2	0.83	2.56	0.84	2.56
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(c)	1.00	2.44	10	1.00	2.35	1.44	1.91

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.98	268,806	0.43	1.99	0.44	1.98
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.83	300,545	0.58	1.79	0.59	1.78
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.57	2	0.83	1.60	0.83	1.60
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.40	27,385	1.00	1.45	1.44	1.01

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	208,139	0.43	0.74	0.45	0.72
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.62	273,919	0.58	0.64	0.60	0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.39	2	0.83	0.36	0.85	0.34
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.32	14,721	0.82	0.23	1.45	(0.40)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.61	244,109	0.42	0.61	0.43	0.60
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.46	233,371	0.57	0.41	0.58	0.40
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.34	2	0.66	0.47	0.83	0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	63,214	0.71	0.32	1.43	(0.40)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions.
(c)	Amount includes $0.00007 and $0.00028 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Tax-Exempt New York Portfolio

										Ratios assuming no
										expense reductions

											Ratio of net
									Ratio of net		investment
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	income
	value,	Net	from net		value,		end of	expenses to	income to	expenses to	(loss) to
	beginning	investment	investment		end of	Total	year	average net	average net	average net	average net
Year—Unit/Share Class	of year	income(a)	income		year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2007-ILA Units	$1.00	$0.032	$(0.032	)(c)	$1.00	3.24%	$56,353	0.43%	3.20%	0.46%	3.17%
2007-ILA Administration Units	1.00	0.030	(0.030	)(c)	1.00	3.09	253,295	0.58	3.04	0.61	3.01
2007-ILA Service Units	1.00	0.028	(0.028	)(c)	1.00	2.83	468	0.83	2.79	0.86	2.76
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(c)	1.00	2.66	1	1.00	2.65	1.46	2.19

2006-ILA Units	1.00	0.030	(0.030	)(c)	1.00	3.04	36,521	0.43	2.92	0.45	2.90
2006-ILA Administration Units	1.00	0.029	(0.029	)(c)	1.00	2.89	331,793	0.58	2.86	0.60	2.85
2006-ILA Service Units	1.00	0.027	(0.027	)(c)	1.00	2.63	456	0.83	2.67	0.85	2.65
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(c)	1.00	2.46	1,507	1.00	2.33	1.45	1.88

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.99	100,268	0.43	1.94	0.45	1.92
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.84	206,485	0.58	1.83	0.60	1.81
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.58	72	0.83	1.34	0.84	1.33
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.41	58,291	1.00	1.35	1.45	0.90

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	99,743	0.43	0.78	0.46	0.75
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.63	174,135	0.58	0.65	0.61	0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.40	156	0.82	0.41	0.86	0.37
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	59,693	0.87	0.30	1.46	(0.29)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.62	89,518	0.44	0.62	0.47	0.59
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.47	124,113	0.59	0.47	0.62	0.44
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.32	124	0.74	0.32	0.87	0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.31	66,299	0.75	0.31	1.47	(0.41)

(a)	Calculated based on the average units/shares outstanding methodology.

(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions.

(c)	Amount includes $0.00005 and $0.00008 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the Unitholders and Shareholders of Institutional Liquid Assets Portfolios:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Portfolio, Money Market Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio (collectively, the ”Institutional Liquid Assets Portfolios”), portfolios of the Goldman Sachs Trust, at December 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ”financial statements”) are the responsibility of the Institutional Liquid Assets Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2008

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Portfolio Expenses (Unaudited) — Six Month Period Ended December 31, 2007
          As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Portfolio				Money Market Portfolio				Treasury Obligations Portfolio				Treasury Instruments Portfolio				Federal Portfolio

				Expenses				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*

ILA Units
Actual	$1,000.00	$1,024.70		$2.18	$1,000.00	$1,024.80		$2.22	$1,000.00	$1,021.00		$2.18	$1,000.00	$1,019.50		$2.17	$1,000.00	$1,023.60		$2.11
Hypothetical 5% return	1,000.00	1,023.05	+	2.18	1,000.00	1,023.01	+	2.22	1,000.00	1,023.05	+	2.18	1,000.00	1,023.05	+	2.18	1,000.00	1,023.12	+	2.11

ILA Administration Units
Actual	1,000.00	1,024.00		2.97	1,000.00	1,024.00		2.99	1,000.00	1,020.30		2.96	1,000.00	1,018.80		2.94	1,000.00	1,022.80		2.88
Hypothetical 5% return	1,000.00	1,022.27	+	2.97	1,000.00	1,022.25	+	2.98	1,000.00	1,022.27	+	2.97	1,000.00	1,022.27	+	2.97	1,000.00	1,022.36	+	2.88

ILA Service Units
Actual	1,000.00	1,022.70		4.25	1,000.00	1,022.70		4.28	1,000.00	1,019.00		4.23	1,000.00	1,017.50		4.20	1,000.00	1,021.50		4.14
Hypothetical 5% return	1,000.00	1,021.01	+	4.24	1,000.00	1,020.97	+	4.28	1,000.00	1,021.01	+	4.24	1,000.00	1,021.01	+	4.24	1,000.00	1,021.11	+	4.14

ILA B Units
Actual	1,000.00	1,019.60		7.30
Hypothetical 5% return	1,000.00	1,017.97	+	7.29	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA C Units
Actual	1,000.00	1,019.60		7.30
Hypothetical 5% return	1,000.00	1,017.97	+	7.29	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,021.80		5.12	1,000.00	1,021.90		5.15	1,000.00	1,018.10		5.10	1,000.00	1,016.60		5.06	1,000.00	1,020.60		5.01
Hypothetical 5% return	1,000.00	1,020.14	+	5.12	1,000.00	1,020.11	+	5.14	1,000.00	1,020.14	+	5.12	1,000.00	1,020.14	+	5.12	1,000.00	1,020.24	+	5.01

	Tax-Exempt Diversified Portfolio				Tax-Exempt California Portfolio				Tax-Exempt New York Portfolio

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*	7/1/07	12/31/07		12/31/07*

ILA Units
Actual	$1,000.00	$1,016.40		$2.18	$1,000.00	$1,015.90		$2.19	$1,000.00	$1,016.00		$2.18
Hypothetical 5% return	1,000.00	1,023.05	+	2.18	1,000.00	1,023.05	+	2.18	1,000.00	1,023.05	+	2.18

ILA Administration Units
Actual	1,000.00	1,015.60		2.94	1,000.00	1,015.10		2.95	1,000.00	1,015.30		2.93
Hypothetical 5% return	1,000.00	1,022.27	+	2.97	1,000.00	1,022.27	+	2.97	1,000.00	1,022.27	+	2.97

ILA Service Units
Actual	1,000.00	1,014.30		4.20	1,000.00	1,013.80		4.21	1,000.00	1,014.00		4.21
Hypothetical 5% return	1,000.00	1,021.01	+	4.24	1,000.00	1,020.01	+	4.24	1,000.00	1,021.01	+	4.24

ILA Cash Management Shares
Actual	1,000.00	1,013.40		5.07	1,000.00	1,012.90		5.07	1,000.00	1,013.10		5.05
Hypothetical 5% return	1,000.00	1,020.14	+	5.12	1,000.00	1,020.16	+	5.09	1,000.00	1,020.14	+	5.12

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

						ILA Cash
Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	Management Shares

Prime Obligations	0.43%	0.58%	0.83%	1.43%	1.43%	1.00%
Money Market	0.44	0.59	0.84	N/A	N/A	1.01
Treasury Obligations	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Instruments	0.43	0.58	0.83	N/A	N/A	1.00
Federal	0.41	0.56	0.81	N/A	N/A	0.98
Tax-Exempt Diversified	0.43	0.58	0.83	N/A	N/A	1.00
Tax-Exempt California	0.43	0.58	0.83	N/A	N/A	1.00
Tax-Exempt New York	0.43	0.58	0.83	N/A	N/A	1.00

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 65	Chairman of the Board of Trustees	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004 and 2006-Present); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

John P. Coblentz, Jr. Age: 66	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Diana M. Daniels Age: 58	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Patrick T. Harker Age: 49	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Trustees and Officers (Unaudited) (continued)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Jessica Palmer Age: 59	Trustee	Since 2007	Ms. Palmer is retired (since 2006). Formerly, she was Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/ Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	101	None

Richard P. Strubel Age: 68	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex.	101	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the Internet); Northern Mutual Fund Complex (58 Portfolios).

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 45	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).	101	None

Alan A. Shuch* Age: 58	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	101	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2007, the Trust consisted of 89 portfolios (of which 80 offer shares to the public), and Goldman Sachs Variable Insurance Trust consisted of 12 portfolios (of which 11 offer shares to the participating life insurance companies).
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address and Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 45	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 43	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 40	Secretary	Since 2003	Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Voting Results of Special Meeting of Shareholders (Unaudited)
A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on August 3, 2007 (the “Meeting”) for the purpose of electing eight trustees of the Trust.
At the Meeting, Ashok N. Bakhru, John P. Coblentz, Jr., Diana M. Daniels, Patrick T. Harker, Jessica Palmer, Alan A. Shuch, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees (Ms. Uniacke subsequently resigned from the Board). The Funds have accrued and paid their pro-rata share of the expenses associated with the Meeting. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	33,710,084,386	0	700,102,557	0

John P. Coblentz, Jr.	33,711,781,505	0	698,405,438	0

Diana M. Daniels	33,845,914,104	0	564,272,839	0

Patrick T. Harker	33,711,725,619	0	698,461,325	0

Jessica Palmer	33,846,634,466	0	563,552,477	0

Alan A. Shuch	33,850,365,750	0	559,821,193	0

Richard P. Strubel	33,704,705,418	0	705,481,525	0

Kaysie P. Uniacke	33,849,216,713	0	560,970,230	0

Goldman Sachs Institutional Liquid Assets Portfolios — Tax Information (Unaudited)
During the year ended December 31, 2007, 100% of the distributions from net investment income paid by the ILA Tax-Exempt Diversified, ILA Tax-Exempt California and ILA Tax-Exempt New York Portfolios were exempt-interest dividends and as such, are not subject to U.S. federal income tax.
Pursuant to Section 852 of the Internal Revenue Code, the ILA Tax-Exempt Diversified, ILA Tax-Exempt California, and ILA Tax-Exempt New York Portfolios designate $80,806, $44,026 and $15,617 respectively, as capital gain dividends paid during the year ended December 31, 2007.
During the year ended December 31, 2007, 100% of the distributions paid by the ILA Treasury Obligations, ILA Treasury Instruments and ILA Federal Portfolios were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.
The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved.    08-5105MF/02-08

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/AR 12/07	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2007	2006	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,995,700	$1,071,400	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$0	$733,788	Financial statement audits

Audit-Related Fees:

• PwC	$249,000	$195,000	Other attest services

• E&Y	$0	$0

Tax Fees:

• PwC	$511,900	$281,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$0	$107,400	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

All Other Fees:

• PwC	$0	$0

• E&Y	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2007	2006	Description of Services Rendered
Audit Fees:

• E&Y	$0	$94,130	Audit fees borne by the Funds’ adviser

Audit-Related Fees:

• PwC	$937,000	$937,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• PwC	$0	$10,000	Audit related time borne by the Funds’ adviser

• E&Y	$0	$0

Tax Fees:

• PwC	$0	$0

• E&Y	$0	$0

All Other Fees:

• PwC	$199,500	$125,500	Review of fund reorganization documents. Services provided for fund launch and new share classes

• E&Y	$0	$18,000	Review of fund merger documents.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the 12 months ended December 31, 2007 and December 31, 2006 were approximately $760,900 and $476,400 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 30, 2007 and November 25, 2006 were approximately $5.3 million and $5.9 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by Ernst & Young LLP for the 12 months ended December 31, 2007 and December 31, 2006 were approximately $0 and $107,400 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2007 and December 31, 2006 were approximately $0 and $55.9  million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 7, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 7, 2008